THE KANSAS MUNICIPAL FUND
-------------------------

DEAR SHAREHOLDER:

Enclosed is the annual report of the operations of the Kansas Municipal Fund, the "Fund," for the year ended July 31, 2001. The Fund's portfolio and related financial statements are presented within for your review.

As we pass mid-year 2001, the Federal Reserve has cut the Fed Funds rate six times to a current rate of 3.75%, with the prime rate currently at 6.75%. Economic reports of weakness in the manufacturing sector, particularly in factory orders, relatively weak retail sales, and subdued inflation, have attributed to the latest cut.

While the U.S. Economy is still in the doldrums, there are hints that the worst is past. The labor market may be stabilizing and inventory reductions are evident. With 75% of Gross Domestic Production (GDP) driven by consumers, spending and residential construction has continued to rise, keeping GDP positive. In the near term, consumers will determine the fate of the economy, but the quality of the rebound depends on corporate decisions.

The recent actions of the Federal Reserve have left many investors seeking to find alternative investments to meet their fixed income needs. Despite Mr. Greenspan's aggressive easing, longer-term municipal bond yields remain attractive. While shorter-term maturities have experienced declines in yield levels, longer-term yields remain closer to their annual highs than their annual lows.

Currently, 30-year AAA-rated municipal bonds are trading at 92% of the 30-year Treasury bond yield. Historically, a tax-equivalent yield of over 80% makes municipal bonds attractive investments.

The Kansas Municipal Fund shares began the fiscal year at $11.58 and ended the fiscal year at $11.92, for a total return of 8.13%*. In comparison, calendar year-to-date through July 31, 2001, the Dow Jones Industrial Average was down 2.45%, the Standard and Poor's 500 Index was down 8.26% and the Nasdaq Composite was down 17.95%.

An important part of the Fund's strategy includes searching the primary and secondary markets for high quality Kansas issues. Recent purchases include Olathe Medical Center and Kansas Development Finance Authority for Stormont Vail Health Care issues.

High quality current income exempt from federal and Kansas income tax with preservation of capital remain the primary objectives of the Fund.

Sincerely,




Monte L. Avery                            Robert E. Walstad
Chief Portfolio Strategist                President

*Without Sales Charge


TERMS & DEFINITIONS
-------------------

APPRECIATION
    Increase in value of an asset.

AVERAGE ANNUAL TOTAL RETURN
    A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

COUPON RATE OR FACE RATE
    The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

DEPRECIATION
    Decrease in value of an asset.

LEHMAN BROTHERS MUNICIPAL BOND INDEX
    An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

MARKET VALUE
    Actual (or estimated) price at which a bond trades in the market place.

MATURITY
     A measure of the term or life of a bond in years. When a bond "matures," the issuer repays the principal.

NET ASSET VALUE (NAV)
    The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

QUALITY RATINGS
    A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

TOTAL RETURN
    Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends.
    It represents the aggregate percentage or dollar value change over the period.



           PERFORMANCE AND COMPOSITION
           ---------------------------
[pie chart]

           Portfolio Quality Ratings
     (based on Total Long-Term Investments)
AAA                                    48.9%
AA                                     12.4%
A                                      11.6%
BBB                                    15.4%
NR                                     11.7%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment adviser.

            Portfolio Market Sectors
             (as a % of Net Assets)
H-Housing                              34.4%
HC-Health Care                         32.5%
U-Utilities                            15.0%
O-Other                                 8.6%
G-Government                            5.0%
S-School                                2.3%
I-Industrial                            2.2%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.
These percentages are subject to change.



                                              COMPARATIVE INDEX GRAPH
                                              -----------------------

Comparison of change in value of a $10,000 investment in The Kansas Municipal Fund and the Lehman Brothers Municipal Bond Index
[line graph]

               Kansas Municipal                    Kansas Municipal                    Lehman Brothers
            Fund w/o sales charge              Fund w/ max sales charge              Municipal Bond Index
        ------------------------------------------------------------------------------------------------------
11/15/1990        $10,000                            $ 9,575                                 $10,000
1991              $10,524                            $10,077                                 $10,724
1992              $11,855                            $11,351                                 $12,199
1993              $13,050                            $12,495                                 $13,276
1994              $13,168                            $12,609                                 $13,525
1995              $13,988                            $13,394                                 $14,591
1996              $14,814                            $14,184                                 $15,553
1997              $15,933                            $15,256                                 $17,150
1998              $16,372                            $15,676                                 $18,177
1999              $16,936                            $16,216                                 $18,700
2000              $17,222                            $16,490                                 $19,507
2001              $18,622                            $17,831                                 $21,475

                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    ----------------------------
                                                  For periods ending July 31, 2001
                                                  --------------------------------
                                                                                         Since Inception
                                     1 year            5 year          10 year          (November 15, 1990)
-----------------------------------------------------------------------------------------------------------
Without sales charge                  8.13%            4.68%             5.87%                  5.97%
With sales charge (4.25%)             3.54%            3.78%             5.41%                  5.55%
-----------------------------------------------------------------------------------------------------------

PUTTING PERFORMANCE INTO PERSPECTIVE
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two.
The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Kansas municipal bonds. Your Fund's total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

                     KEY STATISTICS
                     --------------
07-31-2000 NAV (share value)                 $11.58
07-31-2001 NAV                               $11.92
Average Maturity                             20.0 years
Number of Issues                             75
Total Net Assets                             $103,805,897



SCHEDULE OF INVESTMENTS  July 31, 2001
--------------------------------------

NAME OF ISSUER                                                   RATING
PERCENTAGES REPRESENT THE MARKET VALUE OF                      (UNAUDITED)   COUPON                  PRINCIPAL        MARKET
EACH INVESTMENT CATEGORY TO TOTAL NET ASSETS                   MOODY'S/S&P    RATE     MATURITY       AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------
KANSAS MUNICIPAL BONDS (98.2%)
*Burlington, KS (Gas & Elec.) Rev. Ref. MBIA.................     Aaa/AAA      7.000%   06/01/31    $  4,000,000  $  4,110,000
Douglas Cty., KS (Cottonwood Inc. Project) Indl. Rev.........      NR/NR       6.400    07/01/10         375,000       394,155
Douglas Cty., KS (Cottonwood Inc. Project) Indl. Rev.........      NR/NR       6.500    07/01/14         750,000       773,490
*Douglas Cty., KS USD #497 (Lawrence) G.O....................    Aa-3/NR       6.000    09/01/15       1,000,000     1,090,370
Ford Cty., KS Single Family Mrtge. Rev. Ref..................     A-1/NR       7.900    08/01/10         215,000       229,235
Gardner, KS Elec. Util. Rev..................................      NR/NR       7.000    11/01/09       1,000,000     1,024,900
Garnett, KS (Garnett Hsg. Auth. Project) Rev.................      NR/NR       5.900    10/01/18         500,000       496,970
Hiawatha, KS (WalMart Stores) Indl. Rev. Ref.................      NR/AA       6.750    01/01/06         370,000       370,000
Hutchinson, KS Single Family Mrtge. Rev. Ref.................    Aa-3/NR       8.875    12/01/12         960,000     1,026,806
Johnson Cty., KS Internal Impvt. & Ref.......................    Aa-1/NR       6.125    09/01/12       1,370,000     1,484,025
Johnson Cty., KS Single Family Mrtge. Rev....................      Aa/NR       7.100    05/01/12         440,000       472,903
Kansas City, KS Mrtge. Rev. GNMA ............................     Aaa/NR       5.900    11/01/27       1,385,000     1,399,196
*Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC.............     Aaa/AAA      6.300    09/01/16         580,000       606,779
*Kansas City, KS Util. Syst. Ref. & Impvt. FGIC..............     Aaa/AAA      6.375    09/01/23       2,525,000     2,846,028
*Kansas City, KS Util. Syst. Ref. & Impvt. FGIC..............     Aaa/AAA      6.375    09/01/23       5,225,000     5,800,116
Kansas City\Leavenworth Cty.\Lenexa, KS Mrtge. Rev. GNMA.....      NR/AAA      7.850    11/01/10         265,000       271,946
KS Department of Transportation Highway Rev..................      Aa/AA+      6.000    09/01/12         700,000       744,254
KS Devl. Finance Auth. (Board of Regents) AMBAC..............     Aaa/AAA      5.875    06/01/21         750,000       805,350
*KS Devl. Finance Auth. (Dept. Admin. 7th &
Harrison PJ) AMBAC ..........................................     Aaa/AAA      5.750    12/01/27       2,250,000     2,429,955
KS Devl. Finance Auth. (Highway Patrol Training Facs.) Rev...      NR/NR       6.300    12/01/05         200,000       204,000
KS Devl. Finance Auth. (Indian Ridge Apts.) .................      NR/NR       6.000    01/01/28       1,100,000     1,062,622
KS Devl. Finance Auth. (Lewis Field Stadium) Rev.............      NR/NR       6.000    04/01/08         500,000       525,685
#KS Devl. Finance Auth. (Martin Creek Place) Rev. FHA........      Aa/NR       6.600    08/01/34       1,900,000     2,003,455
KS Devl. Finance Auth. (Martin Creek Place) Rev. FHA.........      Aa/NR       6.500    08/01/24         750,000       779,010
KS Devl. Finance Auth. (Oak Ridge Park Apt.) ................      NR/NR       6.500    02/01/18       1,970,000     2,007,982
KS Devl. Finance Auth. (Oak Ridge Park Apt.) ................      NR/NR       6.625    08/01/29       1,875,000     1,854,975
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. MBIA...............     Aaa/AAA      6.400    01/01/24         770,000       803,118
KS Devl. Finance Auth. (Sisters of Charity) Hlth. Rev........    Aa-3/AA       6.125    12/01/20       1,000,000     1,072,490
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA..     Aaa/AAA      5.800    11/15/21         430,000       455,293
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA..     Aaa/AAA      5.800    11/15/16         550,000       585,035
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA..     Aaa/NR       5.375    11/15/24       1,000,000     1,020,980
*KS Devl. Finance Auth. Multifamily Hsg. Rev.................      NR/AAA      6.000    12/01/21       1,975,000     2,065,257
KS Devl. Finance Auth. Water Fund Rev........................    Aa-1/AA+      6.000    11/01/14         500,000       543,465
Lawrence, KS (Memorial Hospital) Rev.........................   Baa-1/NR       6.000    07/01/09       2,000,000     2,119,780
Lawrence, KS (Memorial Hospital) Rev.........................   Baa-1/NR       6.200    07/01/14       1,200,000     1,258,764
Lawrence, KS (Memorial Hospital) Rev.........................   Baa-1/NR       6.200    07/01/19       1,475,000     1,536,021
Lawrence, KS (Memorial Hospital) Rev. ASGUA .................   Baa-1/AA       5.750    07/01/24       1,000,000     1,034,250
Lawrence, KS (Unlimited Tax) Refunding G.O...................      Aa/NR       5.375    09/01/20         500,000       513,540
Lawrence, KS Multifamily Hsg. (Brandon Woods) Rev. Ref.......      NR/A        6.625    04/01/12       2,000,000     2,076,420
Lenexa, KS (Lakeview Village) Hlth. Care Facs. Rev...........      NR/BBB-     6.250    05/15/26       7,750,000     7,883,532
*Lenexa, KS Multifamily Hsg. (Barrington Park) Rev. ASGUA....      NR/AA       6.450    02/01/18       2,500,000     2,630,175
Newton, KS (Newton) Hosp. Rev................................      NR/BBB-     5.700    11/15/18       1,000,000       915,700
Newton, KS (Newton) Hosp. Rev. ACA...........................      NR/A        5.750    11/15/24         500,000       507,845
Olathe, KS (Luth. Gd. Sam.) Ref. AMBAC.......................     Aaa/AAA      6.000    05/01/19         900,000       971,244
Olathe, KS (Luth. Gd. Sam.) Ref. AMBAC.......................     Aaa/AAA      5.875    09/01/16       2,000,000     2,142,840
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev......................     Aaa/AAA      5.500    09/01/25         235,000       241,942
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC...............     Aaa/AAA      5.500    09/01/30         500,000       518,145
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA..      NR/AAA      5.700    11/01/27       2,210,000     2,233,117
Olathe, KS Multifamily Hsg. (Jefferson Place) Rev. Ref.......      NR/A-       5.950    07/01/22       5,060,000     5,123,149
Olathe, KS Multifamily Hsg. (Jefferson Place) Rev. Ref.......      NR/A-       6.100    07/01/22         785,000       798,431
Pratt, KS Elec. Util. Syst. Rev. Ref. & Impvt. AMBAC.........     Aaa/AAA      6.600    11/01/07       1,000,000     1,150,920
Riley Cty., KS (Colbert Hills Golf Project) .................      NR/NR       5.550    05/01/23       1,890,000     1,883,857
Sedgwick Cty., KS (Catholic Care Center, Inc.)
Hlth. Care Rev...............................................      NR/A        5.800    11/15/26       1,000,000     1,019,730
Seward Cty., KS G.O. AMBAC ..................................     Aaa/AAA      6.000    08/15/13         750,000       762,750
Seward Cty., KS Single Family Mrtge. Rev. Ref................    Aa-1/NR       8.000    05/01/11         190,000       202,263
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O. Ref. FGIC...     Aaa/AAA      6.600    09/01/09         500,000       513,905
Shawnee, KS Int. Impvt. G.O..................................    Aa-3/NR       5.850    12/01/06         235,000       240,485
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA.........     Aaa/AAA      5.625    06/01/26       1,435,000     1,526,883
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA.........     Aaa/AAA      5.625    06/01/31       1,200,000     1,271,616
University of Kansas Hosp. Auth. AMBAC ......................     Aaa/AAA      5.700    09/01/20         830,000       885,004
University of Kansas Hosp. Auth. AMBAC ......................     Aaa/AAA      5.550    09/01/26       1,355,000     1,415,487
Wichita, KS (CSJ Hlth. Sys.) Rev.............................      NR/A+       7.000    11/15/08         640,000       663,610
Wichita, KS (CSJ Hlth. Sys.) Rev.............................      NR/A+       7.200    10/01/15       2,225,000     2,294,910
Wichita, KS (CSJ Hlth. Sys.) Rev.............................      NR/A+       7.000    11/15/18       2,350,000     2,496,287
Wichita, KS (St. Francis) Facs. Impvt. & Ref. MBIA...........     Aaa/AAA      6.250    10/01/10       1,000,000     1,071,910
Wichita, KS (Via Christi Health System) Rev..................      NR/A+       6.250    11/15/24       1,500,000     1,620,195
Wichita, KS Airport Auth. Facs. Rev. Ref. ASGUA..............      NR/AA       7.000    03/01/05         315,000       327,912
Wichita, KS Multifamily Hsg. (Brentwood Apts.) Rev...........      NR/BBB      5.850    12/01/25       1,000,000       995,610
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA...      NR/AAA      5.650    07/01/16         990,000     1,016,591
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA..      NR/AAA      5.700    07/01/22       2,000,000     2,027,980
Wichita, KS Multifamily Hsg. (Innes Station Apt. 5) Rev......      NR/NR       6.250    03/01/28       1,750,000     1,687,175
Wichita, KS Multifamily Hsg. (Northpark II-A) Rev. GNMA......     Aaa/NR       6.125    08/20/28       1,900,000     1,959,812
Wichita, KS Public Building Commission Rev...................       A/AA       5.500    08/01/14         215,000       224,239
Wichita, KS Public Building Commission Rev. AMBAC............     Aaa/AAA      5.750    02/01/17         350,000       368,966
Wichita, KS Single Family Mrtge. Rev. Ref....................       A/NR       7.100    09/01/09         425,000       448,605
                                                                                                                 -------------
KANSAS MUNICIPAL BONDS (COST: $98,313,481) ......................................................................$ 101,941,442
                                                                                                                 -------------
SHORT-TERM SECURITIES (0.7%)
 Federated Tax-Free Fund 73 (COST: $746,670) ....................................................................$     746,670
                                                                                                                 -------------
TOTAL INVESTMENTS IN SECURITIES (COST: $99,060,151) .............................................................$ 102,688,112
OTHER ASSETS LESS LIABILITIES....................................................................................    1,117,785
                                                                                                                 -------------
NET ASSETS.......................................................................................................$ 103,805,897
                                                                                                                 =============

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

FOOTNOTE: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS July 31, 2001
----------------------------------

STATEMENT OF ASSETS AND LIABILITIES July 31, 2001
--------------------------------------------------
ASSETS
     Investment in securities, at value (cost: $99,060,151) .......  $ 102,688,112
     Accrued dividends receivable..................................          1,102
     Accrued interest receivable...................................      1,659,418
     Prepaid expenses..............................................          3,395
     Receivable for fund shares sold...............................         35,206
                                                                   ---------------
        Total Assets...............................................  $ 104,387,233
                                                                   ---------------
LIABILITIES
     Dividends payable.............................................  $     436,694
     Accrued expenses..............................................         91,488
     Payable for fund shares redeemed..............................         49,336
     Bank overdraft................................................          3,818
                                                                   ---------------
        Total Liabilities..........................................  $     581,336
                                                                   ---------------

NET ASSETS.........................................................  $ 103,805,897
                                                                   ===============

NET ASSETS ARE REPRESENTED BY:
     Paid-in capital...............................................  $ 106,454,595
     Accumulated undistributed net realized gain
     (loss) on investments.........................................     (6,276,659)
     Unrealized appreciation on investments .......................      3,627,961
                                                                   ---------------
        Total amount representing net assets applicable to
        8,710,564 outstanding shares of no par common
        stock (unlimited shares authorized) .......................  $ 103,805,897
                                                                   ===============
Net asset value per share..........................................  $       11.92
                                                                   ===============

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS  For the year ended July 31, 2001
---------------------------------------------------------
INVESTMENT INCOME
     Interest......................................................  $   6,084,892
     Dividends.....................................................         50,242
                                                                   ---------------
         Total Investment Income...................................  $   6,135,134
                                                                   ---------------
EXPENSES
     Investment advisory fees......................................  $     521,210
     Service fees..................................................        260,605
     Transfer agent fees...........................................        110,923
     Accounting service fees.......................................         70,462
     Custodian fees................................................         15,603
     Transfer agent out-of-pockets.................................         14,536
     Professional fees.............................................          8,666
     Trustees fees.................................................          6,922
     Insurance expense.............................................          7,108
     Reports to shareholders.......................................          6,673
     Registration and filing fees..................................          5,530
                                                                   ---------------
         Total Expenses............................................  $   1,028,238
      Less expenses waived or absorbed
      by the Fund's manager........................................        (37,939)
                                                                   ---------------
         Total Net Expenses........................................  $     990,299
                                                                   ---------------
NET INVESTMENT INCOME..............................................  $   5,144,835
                                                                   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions.......................................  $    (251,532)
     Futures transactions..........................................       (316,491)
     Net change in unrealized appreciation (depreciation) of :
     Investments...................................................      3,598,220
                                                                   ---------------
         Net Realized and Unrealized Gain (Loss) on
         Investments and Futures...................................  $   3,030,197
                                                                   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS..........................................  $   8,175,032
                                                                   ===============

The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS July 31, 2001
----------------------------------

STATEMENT OF CHANGES IN NET ASSETS
 For the year ended July 31, 2001 and the year ended July 31, 2000
------------------------------------------------------------------
                                                                            For The                    For The
                                                                           Year Ended                Year Ended
                                                                          July 31, 2001             July 31, 2000
                                                                       ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income.............................................   $   5,144,835              $   5,523,599
     Net realized gain (loss) on investment
     and futures transactions..........................................        (568,023)                  (531,393)
     Net change in unrealized appreciation (depreciation) on
     investments and futures ..........................................       3,598,220                 (3,354,121)
                                                                       ----------------------------------------------
         Net Increase (Decrease) in Net Assets Resulting
         From Operations...............................................   $   8,175,032              $   1,638,085
                                                                       ----------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income ($.58 and $.59 per share,
     respectively) ....................................................   $  (5,144,835)             $  (5,523,599)
     Distributions from net realized gain on investment and
     futures transactions..............................................               0                          0
                                                                       ---------------------------------------------
         Total Dividends and Distributions.............................   $  (5,144,835)             $  (5,523,599)
                                                                       ---------------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares......................................   $   4,149,986              $   4,917,448
     Proceeds from reinvested dividends................................       3,275,953                  3,628,076
     Cost of shares redeemed...........................................     (10,205,033)               (16,987,303)
                                                                       ---------------------------------------------
         Net Increase (Decrease) in Net Assets Resulting
         From Capital Share Transactions...............................   $  (2,779,094)             $  (8,441,779)
                                                                       ---------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS................................   $     251,103              $ (12,327,293)

NET ASSETS, BEGINNING OF PERIOD........................................     103,554,794                115,882,087
                                                                       ---------------------------------------------
NET ASSETS, END OF PERIOD..............................................   $ 103,805,897              $ 103,554,794
                                                                       =============================================

The accompanying notes are an integral part of these financial statements.


NOTES TO FINANCIAL STATEMENTS   July 31, 2001
---------------------------------------------
NOTE 1.   ORGANIZATION
          BUSINESS OPERATIONS - The Kansas Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 15, 1990, other than matters relating to organization and registration. On November 15, 1990, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

NOTE 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
          INVESTMENT SECURITY VALUATION - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

          The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

          FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at July 31, 2001, a net capital loss carryforward totaling $6,276,659, which may be used to offset capital gains realized during subsequent years through July 31, 2009.

          DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

          INVESTMENT INCOME - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

          FUTURES CONTRACTS - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

          A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for Federal income tax purposes.

          Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

          Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

          USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.   CAPITAL SHARE TRANSACTIONS
          As of July 31, 2001, there were unlimited shares of no par authorized; 8,710,564 and 8,945,410 shares were outstanding at July 31, 2001 and July 31, 2000, respectively.

          Transactions in capital shares were as follows:

                                                                           Shares
                                                                           ------
                                                                 For The             For The
                                                                Year Ended          Year Ended
                                                              July 31, 2001        July 31, 2000
                                                            ------------------------------------
Shares sold.................................................     351,538             422,488
Shares issued on reinvestment of dividends..................     277,971             311,545
Shares redeemed.............................................    (864,355)         (1,464,075)
                                                            ------------------------------------
Net increase (decrease) ....................................    (234,846)           (730,042)
                                                            ====================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Ranson Capital Corporation, the Fund's investment adviser and underwriter; ND Resources, Inc., the Fund's transfer and accounting services agent; and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities; are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

          The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $521,210 of investment advisory fees for the year ended July 31, 2001. The Fund has a payable to Ranson Capital Corporation of $44,552 at July 31, 2001 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

          The Fund pays an annual service fee to Ranson Capital Corporation (Ranson), its principal underwriter, for certain expenses incurred by Ranson in connection with the distribution of the Fund's shares. The annual fee paid to Ranson is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund. The Fund has recognized $222,666 of service fee expenses after partial waiver for the year ended July 31, 2001. The Fund has a payable to Ranson of $20,742 at July 31, 2001 for service fees.

          The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the year ended July 31, 2001, no commissions were earned by ND Capital, Inc.

          ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $110,922 of transfer agency fees and expenses for the year ended July 31, 2001. The Fund has a payable to ND Resources, Inc. of $9,452 at July 31, 2001 for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million.
          The Fund has recognized $70,462 of accounting service fees for the year ended July 31, 2001. The Fund has a payable to ND Resources, Inc. of $6,026 at July 31, 2001 for accounting service fees.

Note 5.   INVESTMENT SECURITY TRANSACTIONS
          The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) aggregated
          $10,478,227 and $13,130,164, respectively, for the year ended July 31, 2001.

Note 6.   INVESTMENT IN SECURITIES
          At July 31, 2001, the aggregate cost of securities for federal income tax purposes was $99,060,151, and the net unrealized appreciation of investments based on the cost was $3,627,961, which is comprised of $4,197,804 aggregate gross unrealized appreciation and $569,843 aggregate gross unrealized depreciation.



FINANCIAL HIGHLIGHTS
--------------------
Selected per share data and ratios for the period indicated

                                                   For The          For The         For The         For The         For The
                                                  Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                                 July 31, 2001   July 31, 2000   July 30, 1999   July 31, 1998   July 31, 1997
                                                 -----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.............  $  11.58       $  11.98        $  12.15        $  12.42        $  12.14
                                                 -----------------------------------------------------------------------------
Income from Investment Operations:
    Net investment income........................  $    .58       $    .59        $    .58        $    .60        $    .61
Net realized and unrealized gain (loss)
on investment and futures transactions...........       .34           (.40)           (.17)           (.27)            .28
                                                 -----------------------------------------------------------------------------
        Total Income (Loss) From
        Investment Operations....................  $    .92       $    .19        $    .41        $    .33        $    .89
                                                 -----------------------------------------------------------------------------
Less Distributions:
     Dividends from net investment income........  $   (.58)      $   (.59)       $   (.58)       $   (.60)       $   (.61)
     Distributions from net capital gains........       .00            .00             .00             .00             .00
                                                 -----------------------------------------------------------------------------
        Total Distributions......................  $   (.58)      $   (.59)       $   (.58)       $   (.60)       $   (.61)
                                                 -----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...................  $  11.92       $  11.58        $  11.98        $  12.15        $  12.42
                                                 =============================================================================
Total Return.....................................      8.13%(A)       1.69%(A)        3.44%(A)        2.76%(A)        7.56%(A)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in
     thousands) .................................  $  103,806     $  103,555      $  115,882      $  120,024      $  128,201
     Ratio of net expenses (after expense
     assumption) to average net assets...........      0.95%(B)       0.95%(B)        0.95%(B)        0.95%(B)        0.93%(B)
     Ratio of net investment income to
     average net assets..........................      4.94%          5.07%           4.80%           4.93%           5.02%
     Portfolio turnover rate.....................     10.28%          8.21%          13.54%          26.68%          18.64%

(A)  Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, ND Holdings, Inc. or Ranson Capital Corporation assumed/waived expenses of $37,939, $38,581, $23,429, $3,901, and $46,741, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 0.99%, 0.99%, 0.97%, 0.95%, and 0.97%, respectively.

The accompanying notes are an integral part of these financial statements.



TAX INFORMATION FOR THE YEAR ENDED JULY 31, 2001 (UNAUDITED)
------------------------------------------------------------

We are required to advise you within 60 days of the Fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:

                                                              DIVIDENDS AND DISTRIBUTIONS PER SHARE
                                                              -------------------------------------
                                                         From Net             From Net Realized        From Net Realized
To Shareholders of Record         Payment Date       Investment Income         Short-Term Gains         Long-Term Gains
---------------------------------------------------------------------------------------------------------------------------
                                                                               $                        $
August 30, 2000                   August 31, 2000        $  .048785                   -                        -
September 28, 2000                September 29, 2000        .047125                   -                        -
October 30, 2000                  October 31, 2000          .050597                   -                        -
November 29, 2000                 November 30, 2000         .048815                   -                        -
December 28, 2000                 December 29, 2000         .046805                   -                        -
January 30, 2001                  January 31, 2001          .049975                   -                        -
February 27, 2001                 February 28, 2001         .048672                   -                        -
March 29, 2001                    March 30, 2001            .048182                   -                        -
April 27, 2001                    April 30, 2001            .048425                   -                        -
May 30, 2001                      May 31, 2001              .048625                   -                        -
June 28, 2001                     June 29, 2001             .046889                   -                        -
July 30, 2001                     July 31, 2001             .050063                   -                        -

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISORS.



INDEPENDENT AUDITOR'S REPORT
----------------------------

To the Shareholders and Board of Trustees of The Kansas Municipal Fund


We have audited the accompanying statement of assets and liabilities of The Kansas Municipal Fund (one of the portfolios constituting the Ranson Managed Portfolios), including the schedule of investments as of July 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Kansas Municipal Fund of the Ranson Managed Portfolios as of July 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



BRADY, MARTZ & ASSOCIATES, P.C.
Minot, North Dakota USA
September 5, 2001




THE KANSAS INSURED INTERMEDIATE FUND
------------------------------------

DEAR SHAREHOLDER:

Enclosed is the annual report of the operations of The Kansas Insured Intermediate Fund, the "Fund," for the year ended July 31, 2001. The Fund's portfolio and related financial statements are presented within for your review.

As we pass mid-year 2001, the Federal Reserve has cut the Fed Funds rate six times to a current rate of 3.75%, with the prime rate currently at 6.75%. Economic reports of weakness in the manufacturing sector, particularly in factory orders, relatively weak retail sales, and subdued inflation, have attributed to the latest cut.

While the U.S. economy is still in the doldrums, there are hints that the worst is past. The labor market may be stabilizing and inventory reductions are evident. With 75% of Gross Domestic Production (GDP) driven by consumers, spending and residential construction has continued to rise, keeping GDP positive. In the near term, consumers will determine the fate of the economy, but the quality of the rebound depends on corporate decisions.

The recent actions of the Federal Reserve have left many investors seeking to find alternative investments to meet their fixed income needs. Despite Mr. Greenspan's aggressive easing, longer-term municipal bond yields remain attractive. While shorter-term maturities have experienced declines in yield levels, longer-term yields remain closer to their annual highs than their annual lows.

Currently, 30-year AAA-rated municipal bonds are trading at 92% of the 30-year Treasury bond yield. Historically, a tax-equivalent yield of over 80% makes municipal bonds attractive investments.

The Kansas Insured Intermediate Fund shares began the fiscal year at $11.69 and ended the fiscal year at $11.93, for a total return of 6.73%*. In comparison, calendar year-to-date through July 31, 2001, the Dow Jones Industrial Average was down 2.45%, the Standard and Poor's 500 Index was down 8.26% and the Nasdaq Composite was down 17.95%.

An important part of the Fund's strategy includes searching the primary and secondary markets for insured Kansas issues. Recent purchases include Saline County School District #305 and Andover Internal Improvement General Obligation issues.

High quality current income exempt from federal and Kansas income tax with preservation of capital remain the primary objectives of the Fund.


Sincerely,


Monte L. Avery                            Robert E. Walstad
Chief Portfolio Strategist                President

* Without Sales Charge



TERMS & DEFINITIONS
-------------------

APPRECIATION
    Increase in value of an asset.

AVERAGE ANNUAL TOTAL RETURN
    A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

COUPON RATE OR FACE RATE
    The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

DEPRECIATION
    Decrease in value of an asset.

LEHMAN BROTHERS MUNICIPAL BOND INDEX
    An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

MARKET VALUE
    Actual (or estimated) price at which a bond trades in the market place.

MATURITY
    A measure of the term or life of a bond in years. When a bond "matures," the issuer repays the principal.

NET ASSET VALUE (NAV)
    The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

QUALITY RATINGS
    A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

TOTAL RETURN
    Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.


            PERFORMANCE AND COMPOSITION
            ---------------------------
[pie chart]

             Portfolio Quality Ratings
      (based on Total Long-Term Investments)
AAA                                       100%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment adviser.

             Portfolio Market Sectors
              (as a % of Net Assets)
HC-Health Care                           34.9%
H-Housing                                29.9%
S-Schools                                22.0%
O-Other                                   8.2%
I-Industrial                              2.9%
G-Government                              2.1%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.
These percentages are subject to change.



                                         COMPARATIVE INDEX GRAPH
                                         -----------------------
Comparison of change in value of $10,000 investment in The Kansas Insured Intermediate Fund and the Lehman Brothers Municipal Seven-Year Maturity Bond Index
[line graph]

             The Kansas Insured           The Kansas Insured
             Intermediate Fund             Intermediate Fund             Lehman Brothers Municipal
              w/o sales charge            w/ max sales charge           Seven-Year Maturity Bond Index
            -------------------------------------------------------------------------------------------
11/23/92           $10,000                     $ 9,725                           $10,000
1993               $10,829                     $10,531                           $10,694
1994               $11,025                     $10,722                           $10,982
1995               $11,656                     $11,335                           $11,868
1996               $12,326                     $11,987                           $12,471
1997               $12,912                     $12,557                           $13,548
1998               $13,321                     $12,955                           $14,260
1999               $13,815                     $13,435                           $14,729
2000               $14,112                     $13,724                           $15,405
2001               $15,062                     $14,648                           $16,819

                                      AVERAGE ANNUAL TOTAL RETURNS
                                      ----------------------------
                                    For periods ending July 31, 2001
                                    --------------------------------
                                                                                      Since Inception
                                1 year            5 year            10 year          (November 23, 1992)
--------------------------------------------------------------------------------------------------------
Without sales charge             6.73%             4.09%             N/A                   4.83%
With sales charge (2.75%)        3.79%             3.51%             N/A                   4.49%
--------------------------------------------------------------------------------------------------------

PUTTING PERFORMANCE INTO PERSPECTIVE
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two.
The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Kansas municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

                    KEY STATISTICS
                    --------------
07-31-2000 NAV (share value)               $11.69
07-31-2001 NAV                             $11.93
Average Maturity                           9.1 years
Number of Issues                           43
Total Net Assets                           $18,728,023



SCHEDULE OF INVESTMENTS  July 31, 2001
--------------------------------------

NAME OF ISSUER                                                 RATING
PERCENTAGES REPRESENT THE MARKET VALUE OF                    (UNAUDITED)    COUPON                    PRINCIPAL      MARKET
EACH INVESTMENT CATEGORY TO TOTAL NET ASSETS                 MOODY'S/S&P     RATE       MATURITY       AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------
KANSAS MUNICIPAL BONDS (97.8%)
Andover, KS (Internal Improvement) G.O. AMBAC..............    NR/AAA         4.750%   09/01/15    $   265,000    $   264,110
Andover, KS (Internal Improvement) G.O. AMBAC..............    NR/AAA         4.800    09/01/16        275,000        276,034
Butler Cty., KS (Circle) USD #375 FSA......................   Aaa/NR          5.000    09/01/13        500,000        521,335
Johnson Cty., KS USD #232 (Desoto) G.O. MBIA...............   Aaa/AAA         5.200    09/01/10        480,000        508,253
Johnson Cty., KS USD #233 (Olathe) G.O. AMBAC..............   Aaa/AAA         6.150    03/01/07        300,000        310,260
Kansas City, KS (St. Margaret Hlth. Ctr.) AMBAC............   Aaa/AAA         5.700    08/01/03        250,000        260,820
Kansas City, KS Special Obligation Escrowed ...............    NR/AAA         6.000    02/15/03        115,000        119,893
Kingman Cty., KS USD #331 FGIC.............................   Aaa/AAA         5.500    10/01/12        250,000        271,272
KS Devl. Finance Auth. (Wichita Univ.) AMBAC...............   Aaa/AAA         5.900    04/01/15        305,000        334,823
KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) ...   Aaa/AAA         5.500    12/01/13        375,000        401,107
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA.........   Aaa/NR          5.200    11/15/08        375,000        399,698
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA.........   Aaa/NR          5.300    11/15/09        375,000        400,024
#KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev.....   Aaa/AAA         5.700    11/15/08        450,000        483,584
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev......   Aaa/AAA         5.600    11/15/07        100,000        108,675
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev......   Aaa/NR          5.750    11/15/12        845,000        917,526
KS Devl. Finance Auth. Multifamily Hsg. (Park Apts.) Rev...    NR/AAA         5.700    12/01/09        325,000        341,299
KS Devl. Finance Auth. Pooled Ref. Lease Rev. MBIA.........   Aaa/AAA         5.500    10/01/05        250,000        263,975
KS State Turnpike Auth. Rev. FGIC..........................   Aaa/AAA         5.450    09/01/10        200,000        210,886
Larned, KS (Cath. Hlth. Corp.) Hlth. Facs. Rev. MBIA.......   Aaa/AAA         5.400    11/15/04        155,000        164,271
Lenexa, KS Multifamily Hsg. (Barrington Park) Rev..........    NR/AAA^        6.050    02/01/06        350,000        361,294
*Lenexa, KS Multifamily Hsg. (Barrington Park) Rev.........    NR/AAA^        5.875    02/01/04        500,000        511,570
Lenexa, KS Multifamily Hsg. (Barrington Park) Rev. Ref.....    NR/AAA^        5.950    02/01/05        250,000        257,700
Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA.......    NR/AAA         5.000    10/01/14        605,000        589,107
Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA.......    NR/AAA         5.180    10/01/23        945,000        894,915
Olathe, KS (Evangelical Lutheran Good Samaritan Soc.) .....   Aaa/AAA         5.500    05/01/03        110,000        114,777
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC.............   Aaa/AAA         5.125    09/01/12        500,000        517,720
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. Ref. AMBAC........   Aaa/AAA         5.600    09/01/05      1,000,000      1,029,250
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref......    NR/AAA         5.250    11/01/12        485,000        487,711
Saline Cty., KS USD #305 (Salina) G.O. Ref. FSA............   Aaa/NR          5.500    09/01/15        250,000        267,627
Sedgwick Cty., KS USD #266 (Maize) G.O. FSA................   Aaa/AAA         5.500    09/01/05        300,000        314,712
*Sedgwick Cty., KS USD #267 (Renwick) G.O. AMBAC...........   Aaa/AAA         6.000    11/01/07        570,000        626,362
Sedgwick\Shawnee Cty., KS Single Family Mrtge. Rev.........   Aaa/NR          5.200    12/01/08        315,000        326,097
*Shawnee Cty., KS USD #501 (Topeka) G.O. FGIC..............   Aaa/AAA         5.550    02/01/07        820,000        857,663
Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.) .........    NR/AAA         5.250    10/01/14        500,000        493,955
*University of Kansas Hosp. Auth. AMBAC....................   Aaa/AAA         5.500    09/01/15      1,000,000      1,061,250
Washburn Univ. (Living Learning Ctr) Bld. Rev. AMBAC.......   Aaa/AAA         5.350    07/01/11        105,000        112,364
Wellington, KS Utility Rev. AMBAC..........................   Aaa/AAA         5.000    05/01/12        250,000        260,970
Wichita, KS (St. Francis Regl. Medl. Ctr.) Impvt. & Ref....   Aaa/AAA         6.000    10/01/03        250,000        262,615
Wichita, KS (St. Francis Regl. Medl. Ctr.) Impvt. & Ref....   Aaa/AAA         6.100    10/01/04        775,000        815,354
Wichita, KS Airport Auth. Facs. Rev. Ref. ASGUA............    NR/AAA^        7.000    03/01/05        100,000        104,099
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev......    NR/AAA         5.375    07/01/10        625,000        643,206
*Wichita, KS Multifamily Hsg. (Cimarron Apartments) .......    Aa/AAA         5.250    10/01/12        675,000        689,533
Wichita, KS Water & Sewer Util. Rev. Ref. FGIC.............   Aaa/AAA         5.750    10/01/06        150,000        151,500
                                                                                                                 ------------
TOTAL KANSAS MUNICIPAL BONDS (COST: $17,698,797) ................................................................$ 18,309,196
                                                                                                                 ------------
SHORT-TERM SECURITIES (0.7%)
Federated Tax-Free Fund 73 (COST: $136,908) .....................................................................$    136,908
                                                                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES (COST: $17,835,705) .............................................................$ 18,446,104
OTHER ASSETS LESS LIABILITIES....................................................................................     281,919
                                                                                                                 ------------
NET ASSETS.......................................................................................................$ 18,728,023
                                                                                                                 ============

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

^ Indicates Duff & Phelps rating.

FOOTNOTE: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.



FINANCIAL STATEMENTS  July 31, 2001
------------------------------------

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2001
--------------------------------------------------
ASSETS
     Investment in securities, at value (cost: $17,835,705) ......  $  18,446,104
     Cash.........................................................         37,633
     Accrued interest receivable..................................        325,236
     Accrued dividends receivable.................................            356
     Receivable for fund shares sold..............................            250
     Prepaid expenses.............................................          1,396
                                                                  ---------------
        Total Assets..............................................  $  18,810,975
                                                                  ---------------
LIABILITIES
     Dividends payable............................................  $      71,261
     Accrued expenses.............................................         11,691
                                                                  ---------------
        Total Liabilities.........................................  $      82,952
                                                                  ---------------

NET ASSETS........................................................  $  18,728,023
                                                                  ===============

NET ASSETS ARE REPRESENTED BY:
     Paid-in capital..............................................  $  19,116,132
     Accumulated undistributed net realized gain (loss) on
     investments..................................................       (998,508)
     Unrealized appreciation on investments ......................        610,399
                                                                  ---------------
        Total amount representing net assets applicable to
        1,570,150 outstanding shares of no par common
        stock (unlimited shares authorized) ......................  $  18,728,023
                                                                  ===============
Net asset value per share.........................................  $       11.93
                                                                  ===============

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS  For the year ended July 31, 2001
---------------------------------------------------------
INVESTMENT INCOME
     Interest.....................................................  $     977,311
     Dividends....................................................         10,990
                                                                  ---------------
         Total Investment Income..................................  $     988,301
                                                                  ---------------
EXPENSES
     Investment advisory fees.....................................  $      94,299
     Transfer agent fees..........................................         27,530
     Accounting service fees......................................         33,521
     Custodian fees...............................................          2,822
     Transfer agent out-of-pockets................................          2,203
     Professional fees............................................          5,600
     Trustees fees................................................          2,482
     Reports to shareholders......................................          2,182
     Registration and filing fees.................................          1,235
     Insurance expense............................................          1,202
                                                                  ---------------
         Total Expenses...........................................  $     173,076
     Less expenses waived or absorbed
     by the Fund's manager........................................        (31,627)
                                                                  ---------------
        Total Net Expenses........................................  $     141,449
                                                                  ---------------
NET INVESTMENT INCOME.............................................  $     846,852
                                                                  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions......................................  $      29,484
     Futures transactions.........................................       (108,271)
     Net change in unrealized appreciation (depreciation) of:
     Investments..................................................        457,168
                                                                  ---------------
         Net Realized And Unrealized Gain (Loss) On
         Investments And Futures...................................  $    378,381
                                                                   --------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS..........................................  $  1,225,233
                                                                   ==============

The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS July 31, 2001
----------------------------------

STATEMENT OF CHANGES IN NET ASSETS
 For the year ended July 31, 2001 and the year ended July 31, 2000
------------------------------------------------------------------
                                                                       For The                        For The
                                                                     Year Ended                     Year Ended
                                                                    July 31, 2001                  July 31, 2000
                                                                    --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income..........................................  $   846,852                   $   921,544
     Net realized gain (loss) on investment
     and futures transactions.......................................      (78,787)                      (49,698)
     Net change in unrealized appreciation
    (depreciation) on investments and futures.......................      457,168                      (453,298)
                                                                    --------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
       From Operations..............................................  $ 1,225,233                   $   418,548
                                                                    --------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income ($.53 and $.54 per share,
     respectively) .................................................  $  (846,852)                  $  (921,544)
     Distributions from net realized gain on investment
     and futures transactions.......................................            0                             0
                                                                    -------------------------------------------
        Total Dividends and Distributions...........................  $  (846,852)                  $  (921,544)
                                                                    -------------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares...................................  $   839,017                   $   748,157
     Proceeds from reinvested dividends.............................      465,513                       521,667
     Cost of shares redeemed........................................   (1,983,104)                   (3,072,038)
                                                                    -------------------------------------------
        Net Increase (Decrease) in Net Assets Resulting
        From Capital Share Transactions.............................  $  (678,574)                  $(1,802,214)
                                                                    -------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.............................  $  (300,193)                  $(2,305,210)

NET ASSETS, BEGINNING OF PERIOD.....................................   19,028,216                    21,333,426
                                                                    -------------------------------------------
NET ASSETS, END OF PERIOD...........................................  $18,728,023                   $19,028,216
                                                                    ===========================================

The accompanying notes are an integral part of these financial statements.


NOTES TO FINANCIAL STATEMENTS July 31, 2001
-------------------------------------------

NOTE 1.   ORGANIZATION
          BUSINESS OPERATIONS -The Kansas Insured Intermediate Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios
          (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 23, 1992, other than matters relating to organization and registration. On November 23, 1992, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas insured securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 2.75% of the offering price.

NOTE 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
          INVESTMENT SECURITY VALUATION - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

          The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

          FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at July 31, 2001, a net capital loss carryforward totaling $998,508, which may be used to offset capital gains realized during subsequent years through July 31, 2009.

          DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

          INVESTMENT INCOME - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

          FUTURES CONTRACTS - The Fund may purchase and sell financial futures to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

          A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for Federal income tax purposes.

          Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

          Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

          USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3.   CAPITAL SHARE TRANSACTIONS
          As of July 31, 2001, there were unlimited shares of no par authorized; 1,570,150 and 1,627,778 shares were outstanding at July 31, 2001 and July 31, 2000, respectively.

          Transactions in capital shares were as follows:

                                                                           Shares
                                                                           ------
                                                               For The                 For The
                                                              Year Ended              Year Ended
                                                            July 31, 2001           July 31, 2000
                                                          -----------------------------------------
Shares sold...............................................      71,009                   63,542
Shares issued on reinvestment of dividends................      39,441                   44,374
Shares redeemed...........................................    (168,078)                (261,385)
                                                          -----------------------------------------
Net increase (decrease) ..................................     (57,628)                (153,469)
                                                          ==========================================


Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Ranson Capital Corporation, the Fund's investment adviser and underwriter; ND Resources, Inc., the Fund's transfer and accounting services agent; and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities; are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

          The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $62,672 of investment advisory fees after partial waiver for the year ended July 31, 2001. The Fund has a payable to Ranson Capital Corporation of $4,209 at July 31, 2001 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

          The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the year ended July 31, 2001, no commissions were earned by ND Capital, Inc.

          ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $27,530 of transfer agency fees and expenses for the year ended July 31, 2001. The Fund has a payable to ND Resources, Inc.
          of $2,338 at July 31, 2001 for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $33,521 of accounting service fees for the year ended
          July 31, 2001. The Fund has a payable to ND Resources, Inc. of $2,869 at July 31, 2001 for accounting service fees.

Note 5.   INVESTMENT SECURITY TRANSACTIONS
          The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $3,403,373 and $3,993,123, respectively, for the year ended July 31, 2001.

Note 6.   INVESTMENT IN SECURITIES
          At July 31, 2001, the aggregate cost of securities for federal income tax purposes was $17,835,705, and the net unrealized appreciation of investments based on the cost was $610,399, which is comprised of $682,437 aggregate gross unrealized appreciation and $72,038 aggregate gross unrealized depreciation.

FINANCIAL HIGHLIGHTS
--------------------
Selected per share data and ratios for the period indicated

                                                        For The       For The        For The        For The        For The
                                                      Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                     July 31, 2001  July 31, 2000  July 30, 1999  July 31, 1998  July 31, 1997
                                                     -------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.................  $  11.69      $  11.98       $  12.07       $  12.23       $  12.19
                                                     -------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income............................  $    .53      $    .54       $     .53      $    .54       $    .53
    Net realized and unrealized gain (loss)
    on investment and futures transactions...........       .24          (.29)           (.09)         (.16)           .04
                                                     -------------------------------------------------------------------------
        Total Income (Loss) From
        Investment Operations........................  $    .77      $    .25       $     .44      $    .38       $    .57
                                                     -------------------------------------------------------------------------
LESS DISTRIBUTIONS:
     Dividends from net investment income............  $   (.53)     $   (.54)      $    (.53)     $   (.54)      $   (.53)
     Distributions from net capital gains............       .00           .00             .00           .00            .00
                                                     -------------------------------------------------------------------------
        Total Distributions..........................  $   (.53)     $   (.54)      $    (.53)     $   (.54)      $   (.53)
                                                     -------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.......................  $  11.93      $  11.69       $   11.98      $  12.07       $  12.23
                                                     =========================================================================
TOTAL RETURN.........................................      6.73%(A)      2.15%(A)        3.70%(A)      3.17%(A)       4.76%(A)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands) .......  $ 18,728      $ 19,028       $ 21,333       $ 20,585       $ 25,533
     Ratio of net expenses (after
     expense assumption) to average net assets.......      0.75%(B)      0.75%(B)        0.75%(B)      0.75%(B)       0.76%(B)
     Ratio of net investment income to
     average net assets..............................      4.49%         4.58%           4.39%         4.42%          4.33%
     Portfolio turnover rate..........................    18.49%        11.07%          16.34%        25.46%         28.68%

(A)  Excludes maximum sales charge of 2.75%.
(B) During the periods indicated above, ND Holdings, Inc. or Ranson Capital Corporation assumed/waived expenses of $31,627, $30,414, $29,229, $13,708, and $40,608, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 0.92%, 0.90%, 0.89%, 0.82%, and 0.90%, respectively.

The accompanying notes are an integral part of these financial statements.

TAX INFORMATION FOR THE YEAR ENDED JULY 31, 2001 (UNAUDITED)
------------------------------------------------------------

We are required to advise you within 60 days of the Fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:

                                                                    DIVIDENDS AND DISTRIBUTIONS PER SHARE
                                                                    -------------------------------------
                                                        From Net               From Net Realized          From Net Realized
To Shareholders of Record     Payment Date          Investment Income           Short-Term Gains           Long-Term Gains
----------------------------------------------------------------------------------------------------------------------------
                                                                                $                          $
August 30, 2000               August 31, 2000           $   .044801                     -                        -
September 28, 2000            September 29, 2000            .043251                     -                        -
October 30, 2000              October 31, 2000              .046364                     -                        -
November 29, 2000             November 30, 2000             .044615                     -                        -
December 28, 2000             December 29, 2000             .043076                     -                        -
January 30, 2001              January 31, 2001              .045986                     -                        -
February 27, 2001             February 28, 2001             .044105                     -                        -
March 29, 2001                March 30, 2001                .043959                     -                        -
April 27, 2001                April 30, 2001                .044471                     -                        -
May 30, 2001                  May 31, 2001                  .042286                     -                        -
June 28, 2001                 June 29, 2001                 .042360                     -                        -
July 30, 2001                 July 31, 2001                 .045407                     -                        -

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISORS.


INDEPENDENT AUDITOR'S REPORT
----------------------------

To the Shareholders and Board of Trustees of The Kansas Insured
Intermediate Fund


We have audited the accompanying statement of assets and liabilities of The Kansas Insured Intermediate Fund (one of the portfolios constituting the Ranson Managed Portfolios), including the schedule of investments as of July 31, 2001, the related statement of operations for the year ended July 31, 2001, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Kansas Insured Intermediate Fund of the Ranson Managed Portfolios, as of July 31, 2001, the results of its operations for the year ended July 31, 2001, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



BRADY, MARTZ & ASSOCIATES, P.C.
Minot, North Dakota USA
September 5, 2001




THE NEBRASKA MUNICIPAL FUND
---------------------------


DEAR SHAREHOLDER:

Enclosed is the annual report of the operations of the Nebraska Municipal Fund, the "Fund," for the year ended July 31, 2001. The Fund's portfolio and related financial statements are presented within for your review.

As we pass mid-year 2001, the Federal Reserve has cut the Fed Funds rate six times to a current rate of 3.75% with the prime rate currently at 6.75%. Economic reports of weakness in the manufacturing sector, particularly in factory orders, relatively weak retail sales, and subdued inflation, have attributed to the latest cut.

While the U.S. Economy is still in the doldrums, there are hints that the worst is past. The labor market may be stabilizing and inventory reductions are evident. With 75% of Gross Domestic Production (GDP) driven by consumers, spending and residential construction has continued to rise, keeping GDP positive. In the near term, consumers will determine the fate of the economy, but the quality of the rebound depends on corporate decisions.

The recent actions of the Federal Reserve have left many investors seeking to find alternative investments to meet their fixed income needs. Despite Mr. Greenspan's aggressive easing, longer-term municipal bond yields remain attractive. While shorter-term maturities have experienced declines in yield levels, longer-term yields remain closer to their annual highs than their annual lows.

Currently, 30-year AAA-rated municipal bonds are trading at 92% of the 30-year Treaury bond yield. Historically, a tax-equivalent yield of over 80% makes municipal bonds attractive investments.

The Nebraska Municipal Fund shares began the fiscal year at $10.71 and ended the fiscal year at $11.73, for a total return of 10.02%*. In comparison, calendar year-to-date through July 31, 2001, the Dow Jones Industrial Average was down 2.45%, the Standard and Poor's 500 Index was down 8.26% and the Nasdaq Composite was down 17.95%.

An important part of the Fund's strategy includes searching the primary and secondary markets for high quality Nebraska issues. Recent purchases include Omaha Convention Center, Lancaster County School District #1, and Douglas County School District #54 issues.

High quality current income exempt from Federal and Nebraska income tax with preservation of capital remain the primary objectives of the Fund.


Sincerely,


Monte L. Avery                                  Robert E. Walstad
Chief Portfolio Strategist                      President

*Without Sales Charge


TERMS & DEFINITIONS
-------------------

APPRECIATION
    Increase in value of an asset.

AVERAGE ANNUAL TOTAL RETURN
    A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

COUPON RATE OR FACE RATE
    The rate of interest annually payable based on the face amount of the bond; expressed as a percentage.

DEPRECIATION
    Decrease in value of an asset.

LEHMAN BROTHERS MUNICIPAL BOND INDEX
    An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

MARKET VALUE
    Actual (or estimated) price at which a bond trades in the market place.

MATURITY
    A measure of the term or life of a bond in years. When a bond "matures", the issuer repays the principal.

NET ASSET VALUE (NAV)
    The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

QUALITY RATINGS
    A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA", "AA", "A" and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

TOTAL RETURN
    Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends.
    It represents the aggregate percentage or dollar value change over the period.

                 PERFORMANCE AND COMPOSITION
                 ---------------------------
[pie chart]

            Portfolio Quality Ratings
      (based on Total Long-Term Investments)
AAA                                             60.5%
AA                                              18.1%
A                                                8.3%
BBB                                               .3%
NR                                              12.8%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment adviser.

            Portfolio Market Sectors
             (as a % of Net Assets)
S-School                                        30.7%
HC-Health Care                                  22.3%
H-Housing                                       18.1%
I-Industrial                                     9.6%
O-Other                                          6.9%
U-Utilities                                      6.6%
W/S-Water/Sewer                                  3.7%
C/L-COP/Lease                                    2.1%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.
These percentages are subject to change.


                                        COMPARATIVE INDEX GRAPH
                                        -----------------------

Comparison of change in value of a $10,000 investment in The Nebraska Municipal Fund and the Lehman Brothers Municipal Bond Index
[line graph]

            The Nebraska Municipal         The Nebraska Municipal          The Lehman Brothers
            Fund w/o sales charge         Fund w/ max sales charge         Municipal Bond Index
            -----------------------------------------------------------------------------------
11/17/93           $10,000                        $ 9,575                        $10,000
1994               $ 9,773                        $ 9,357                        $ 9,892
1995               $10,471                        $10,026                        $10,672
1996               $11,071                        $10,600                        $11,376
1997               $11,909                        $11,402                        $12,544
1998               $12,380                        $11,853                        $13,295
1999               $12,853                        $12,306                        $13,677
2000               $13,146                        $12,588                        $14,268
2001               $14,463                        $13,848                        $15,707


                                        AVERAGE ANNUAL TOTAL RETURNS
                                        ----------------------------
                                      For periods ending July 31, 2001
                                      --------------------------------
                                                                                     Since Inception
                                  1 year         5 year           10 year          (November 17, 1993)
------------------------------------------------------------------------------------------------------
Without sales charge              10.02%         5.49%              N/A                   4.90%
With sales charge (4.25%)          5.34%         4.58%              N/A                   4.32%
------------------------------------------------------------------------------------------------------


PUTTING PERFORMANCE INTO PERSPECTIVE
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Nebraska municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

                         Key Statistics
                         --------------
07-31-2000 NAV (share value)                    $10.71
07-31-2001 NAV                                  $11.23
Average Maturity                                18.3 years
Number of Issues                                91
Total Net Assets                                $38,557,684


SCHEDULE OF INVESTMENTS July 31, 2001
-------------------------------------

NAME OF ISSUER                                                    RATING
PERCENTAGES REPRESENT THE MARKET VALUE OF                       (UNAUDITED)   COUPON                  PRINCIPAL      MARKET
EACH INVESTMENT CATEGORY TO TOTAL NET ASSETS                    MOODY'S/S&P    RATE     MATURITY       AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------
NEBRASKA MUNICIPAL BONDS (98.8%)
Adams Cty., NE Hosp. Auth. #001 (Mary Lanning Memorial Hosp.)...    NR/AA      5.300%   12/15/18   $    250,000   $    255,337
Cass Cty, NE School Dist. #056 (Conestoga Public Schools).......    NR/NR      6.150    12/15/20        250,000        262,170
Columbus Community Hospital Platte Cty, NE Asset Guaranty.......    NR/AA      5.650    05/01/12        100,000        106,456
Columbus Community Hospital Platte Cty, NE Asset Guaranty.......    NR/AA      6.150    05/01/30        250,000        266,925
*Dakota Cty., NE SD #011 (South Sioux City
Community Schools) G.O..........................................   Aaa/AAA     6.100    06/15/20      1,000,000      1,085,540
Dawson Cty., NE School Dist. #20 (Gothenburg) G.O. MBIA.........    NR/AAA     5.350    12/15/26        500,000        506,045
Dawson Cty., NE SID #001 (IBP, Inc. Proj.) Ref. G.O.............   A-3/A-      5.650    02/01/22        700,000        720,643
*Dodge Cty., NE SD #001 (Fremont Public Schools) FSA............   Aaa/NR      5.500    12/15/20      1,000,000      1,042,510
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA..............   Aaa/AAA     5.375    11/15/15        275,000        288,901
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA..............   Aaa/AAA     5.500    11/15/21        340,000        356,082
Douglas Cty., NE Hosp. Auth. #001 (Alegent Hlth.) Rev. AMBAC....   Aaa/AAA     5.250    09/01/21        250,000        251,117
Douglas Cty., NE Hosp. Auth. #002 (Archbishop Bergan)
Hlth. Facs. Rev.................................................  Aa-3/AA-     6.250    11/15/22        100,000        106,242
Douglas Cty., NE Hosp. Auth. #002 (Archbishop Bergan) Rev.......  Aa-3/AA-     5.850    11/15/03        100,000        104,872
Douglas Cty., NE Hosp. Auth. #002 (Archbishop Bergan) Rev. MBIA.   Aaa/AAA     6.000    11/15/15        125,000        136,321
Douglas Cty., NE Hosp. Auth. #002 (Bethphage Project) Rev.......    NR/NR      5.400    02/01/13        120,000        122,262
Douglas Cty., NE School Dist. #001..............................    Aa/AAA     5.625    12/15/19        250,000        262,590
Douglas Cty., NE School Dist. #010 (Elkhorn)  G.O. FSA..........   Aaa/AAA     5.500    12/15/20        750,000        772,575
Douglas Cty., NE School Dist. #054 (Ralston Public Schools) FSA.   Aaa/AAA     5.200    12/15/26        250,000        249,892
Douglas Cty., NE School Dist. #066 (Westside Comm. Schools) G.O.   A-1/AA-     5.000    12/01/17        150,000        149,103
Douglas Cty., NE SID #240 (LeBea) Ref. G.O......................    NR/NR      5.900    10/15/16        100,000        104,049
Douglas Cty., NE SID #295 (Turtle Creek) G.O....................    NR/NR      6.500    06/01/17        800,000        841,256
Douglas Cty., NE SID #392 (Cinnamon Creek) G.O..................    NR/NR      5.750    08/15/17        200,000        205,008
Douglas Cty., NE SID #397 (Linden Estates II) ..................    NR/NR      5.600    07/15/18        265,000        272,091
Douglas Cty., NE SID #397 (Linden Estates II) ..................    NR/NR      5.600    07/15/19        280,000        286,952
Gage Cty., NE Hosp. Auth. #001 (Beatrice Comm. Hosp.) Rev.......    NR/NR      6.400    10/01/07        100,000        106,924
Gage Cty., NE Hosp. Auth. #001 (Beatrice Comm. Hosp.) Rev.......    NR/NR      6.750    10/01/14        200,000        209,560
Grand Island, NE Sewer Syst. Rev................................    NR/A       6.000    04/01/14        550,000        586,003
Kearney Cty., NE Highway Allocation Fund AMBAC..................   Aaa/NR      5.350    06/15/21        100,000        102,447
Lancaster Cty., NE (Bryan Memorial Hospital) Rev. MBIA..........   Aaa/AAA     5.375    06/01/19      1,400,000      1,423,212
Lancaster Cty., NE (Lincoln Medl. Educ. Foundn.) Rev............    NR/NR      5.700    02/01/11        100,000        103,482
Lancaster Cty., NE (Lincoln Medl. Educ. Foundn.) Rev............    NR/NR      5.800    02/01/12        175,000        182,114
Lancaster Cty., NE Hosp. Auth. #001 (Sisters of Charity)
Rev. AMBAC......................................................   Aaa/AAA     6.250    05/15/12        200,000        215,696
Lancaster Cty., NE Hospital Auth.  #001 (Bryan LGH) AMBAC.......   Aaa/NR      5.250    06/01/31        750,000        749,145
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) ....    Aa/AAA     5.250    01/15/21        500,000        515,420
Lancaster Cty., NE School Dist. #145
(Waverly Public Schools) AMBAC..................................   Aaa/AAA     5.500    12/01/20      1,240,000      1,281,850
Lincoln, NE Elec. Syst. Rev.....................................    Aa/AA+     5.750    09/01/16        750,000        791,422
Lincoln/Lancaster Cty., NE Public Bldg. Community G.O...........    NR/NR      6.200    10/15/11        100,000        102,080
Lincoln/Lancaster Cty., NE Public Bldg. Community Rev...........    Aa/AA+     5.800    10/15/18        475,000        510,900
Lincoln/Lancaster Cty., NE Public Bldg. Community Rev...........    Aa/AA+     5.875    10/15/23        850,000        928,710
Madison Cty., NE Hosp. Auth. #001 (Faith Regl.
Hlth. Svcs.) Rev................................................    NR/AA      5.350    07/01/18        250,000        250,927
NE (Municipal Energy Agency) Power Supply Syst.
Rev. Ref. AMBAC.................................................   Aaa/AAA     6.000    04/01/17        200,000        210,244
NE Educ. Finance Auth. (Concordia Teachers College) Rev.........    NR/NR      5.900    12/15/15        100,000        102,257
NE Educ. Finance Auth. (Creighton Univ.) Rev. AMBAC.............   Aaa/AAA     5.950    01/01/11        300,000        323,139
NE Educ. Finance Auth. (Midland Lutheran College) Rev. G.O......    NR/NR      5.550    06/15/18        500,000        504,745
NE Hgr. Educ. Loan Program  Junior Subord. Rev. MBIA............   Aaa/AAA     6.400    06/01/13        300,000        329,496
NE Hgr. Educ. Loan Program B Rev. MBIA..........................   Aaa/AAA     6.000    06/01/28        100,000        103,846
NE Hgr. Educ. Loan Program Junior Subord. Term MBIA.............   Aaa/AAA     6.450    06/01/18        400,000        439,080
NE Hgr. Educ. Loan Program Senior Subord. Term MBIA.............   Aaa/AAA     6.250    06/01/18        800,000        884,960
*NE Hgr. Educ. Loan Program Student Loan MBIA...................   Aaa/AAA     5.875    06/01/14      1,350,000      1,438,425
NE Invmt. Finance Auth. (Catholic Hlth. Initiatives) Rev........  Aa-3/AA-     5.125    12/01/17        200,000        200,678
NE Invmt. Finance Auth. (Childrens Healthcare Svcs.) Facs. Rev..   Aaa/AAA     5.500    08/15/17        410,000        433,678
#NE Invmt. Finance Auth. (Childrens Healthcare
Svcs.) Rev. AMBAC...............................................   Aaa/AAA     5.500    08/15/27      1,000,000      1,039,000
NE Invmt. Finance Auth. (Great Plains Regl. Medl. Ctr.) ASGUA...    NR/AA      5.450    11/15/17        400,000        411,288
NE Invmt. Finance Auth. (Great Plains Regl. Medl. Ctr.)
Rev. ASGUA......................................................    NR/AAA     6.500    05/15/14        300,000        327,108
NE Invmt. Finance Auth. (Kings Gate Sr. Apts.)
Multifamily Rev. FHA............................................    NR/AAA     5.350    03/01/29        290,000        276,889
NE Invmt. Finance Auth. (Muirfield Greens)
Multifamily Rev. FHA............................................    Aa/NR      6.800    12/01/15        330,000        351,820
NE Invmt. Finance Auth. (Muirfield Greens)
Multifamily Rev. FHA............................................    Aa/NR      6.850    12/01/25        525,000        554,321
NE Invmt. Finance Auth. (Waterbrook) Multifamily Rev............   Aaa/AAA     5.600    04/01/07        210,000        220,175
NE Invmt. Finance Auth. Multifamily Hsg. Rev. FNMA..............    NR/AAA     6.200    06/01/28        495,000        508,850
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA..............    NR/AAA     6.000    06/01/17        480,000        503,712
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA..............    NR/AAA     6.100    06/01/29        500,000        514,345
*NE Invmt. Finance Auth. Single Family Hsg. Rev.................    NR/AAA     6.600    09/01/20        540,000        568,177
*NE Invmt. Finance Auth. Single Family Hsg. Rev.................    NR/AAA     6.300    09/01/28      1,105,000      1,151,929
NE Invmt. Finance Auth. Single Family Hsg. Rev. Coll............    NR/AAA     6.300    03/01/17        140,000        149,835
NE Invmt. Finance Auth. Single Family Hsg. Rev. FHA/GNMA........    NR/AAA     6.500    09/01/18        400,000        421,032
NE Invmt. Finance Auth. Single Family Hsg. Rev. FHA/VA..........    NR/AAA     6.150    03/01/09        100,000        103,172
NE Invmt. Finance Auth. Single Family Hsg. Rev. FHA/VA..........    NR/AAA     6.200    09/01/10        100,000        103,548
NE Invmt. Finance Auth. Single Family Hsg. Rev. FNMA/GNMA.......    NR/AAA     6.400    09/01/26        250,000        260,843
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA............    NR/AAA     6.200    09/01/17        250,000        263,928
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA............    NR/AAA     6.250    03/01/21        300,000        313,440
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA.......    NR/AAA     6.250    09/01/28        190,000        197,587
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA.......    NR/AAA     6.300    09/01/30        250,000        263,418
NE Invmt. Finance Auth. Single Family Hsg. Rev. VA/FNMA.........    NR/AAA     7.300    09/01/26        250,000        265,210
NE Public Gas Agency (Gas Supply Sys.) Rev...................... Baa-1/NR      6.250    04/01/05        200,000        209,184
NE Public Gas Agency (Gas Supply Sys.) Rev...................... Baa-1/NR      5.650    04/01/06        200,000        214,466
Northeast NE Juvenile Svcs. (Detention) 1st Mrtge. Rev..........    NR/NR      6.375    06/01/17        770,000        795,964
Omaha, NE (Convention Center) G.O...............................   Aaa/AAA     5.250    12/01/25        675,000        692,246
Omaha, NE Parking Facs. Corp. (Omaha Park 4\5) Lease Rev........  Aa-1/AA+     5.700    09/15/15        750,000        807,908
Omaha, NE Public Power Dist. Elec. Syst. Rev....................    NR/AA      6.000    02/01/15        330,000        364,073
Omaha, NE Public Power Dist. Elec. Syst. Rev....................    Aa/NR      6.200    02/01/17        650,000        741,384
Omaha, NE Various Purpose.......................................   Aaa/AAA     6.250    12/01/12        250,000        275,748
Omaha, NE Various Purpose.......................................   Aaa/AAA     6.250    12/01/14        250,000        274,500
Otoe Cty., NE School Dist. #111 (Nebraska City) Ref. AMBAC......   Aaa/AAA     5.800    11/15/14        400,000        412,948
Platte Cty., NE School Dist. #001 (Columbus)
G.O. Bank Qualified.............................................     A/NR      5.000    12/15/19        250,000        247,430
Sarpy Cty., NE SID #052 (Prairie Corners) G.O...................    NR/NR      6.000    10/01/17        300,000        310,032
Sarpy Cty., NE SID #086 (Willow Springs) G.O....................    NR/NR      6.250    01/15/17        100,000        104,992
Sarpy Cty., NE SID #142 (Fairview) G.O. Ref.....................    NR/NR      5.850    08/15/17        100,000        102,168
Saunders Cty., NE SD #039 (Wahoo Public Schools) ...............    NR/NR      6.000    12/15/20        250,000        259,903
Scotts Bluff Cty., NE Hosp. Auth. #001 (Regl West Medl. Ctr.)...   A-3/A-      5.125    11/15/19      1,000,000        956,960
Univ. of NE Board of Regents Lincoln Parking....................  Aa-3/A-      5.800    06/01/20        620,000        652,153
York, NE Sewer Syst. Rev........................................    NR/NR      6.000    06/01/17        100,000        103,407
                                                                                                                 -------------
TOTAL NEBRASKA MUNICIPAL BONDS (COST: $36,235,811) ..............................................................$  38,080,472
                                                                                                                 -------------
SHORT-TERM SECURITIES (0.9%)
 Federated Tax-Free Fund 73  (COST: $346,784) ...................................................................$     346,784
                                                                                                                 -------------
TOTAL INVESTMENTS IN SECURITIES (COST: $36,582,595) .............................................................$  38,427,256
OTHER ASSETS LESS LIABILITIES....................................................................................      130,428
                                                                                                                 -------------
NET ASSETS.......................................................................................................$  38,557,684
                                                                                                                 =============

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote:  Non-rated securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS  July 31, 2001
-----------------------------------

STATEMENT OF ASSETS AND LIABILITIES July 31, 2001
-------------------------------------------------
ASSETS
     Investment in securities, at value (cost: $36,582,595) ..........  $   38,427,256
     Cash.............................................................          26,280
     Accrued interest receivable......................................         524,663
     Receivable for fund shares sold..................................          11,145
     Receivable for securities sold...................................         248,750
     Accrued dividends receivable.....................................           1,028
     Prepaid expenses.................................................           1,739
                                                                      ----------------
        Total Assets..................................................  $   39,240,861
                                                                      ----------------
LIABILITIES
     Dividends payable................................................  $      155,355
     Accrued expenses.................................................          27,601
     Payable for fund shares redeemed.................................           3,741
     Security purchases payable.......................................         496,480
                                                                      ----------------
        Total Liabilities.............................................  $      683,177
                                                                      ----------------

NET ASSETS............................................................  $   38,557,684
                                                                      ================
NET ASSETS ARE REPRESENTED BY:
     Paid-in capital..................................................  $   38,809,110
     Accumulated undistributed net realized gain (loss) on
     investments......................................................      (2,096,087)
     Unrealized appreciation on investments ..........................       1,844,661
                                                                      ----------------
        Total amount representing net assets applicable to
        3,434,173 outstanding shares of no par common
        stock (unlimited shares authorized) ..........................  $   38,557,684
                                                                      ================
Net asset value per share.............................................  $        11.23
                                                                      ================

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS  For the year ended July 31, 2001
---------------------------------------------------------

INVESTMENT INCOME
     Interest.........................................................  $    2,129,835
     Dividends........................................................          23,207
                                                                      -----------------
         Total Investment Income......................................  $    2,153,042
                                                                      ----------------
EXPENSES
     Investment advisory fees.........................................  $      192,196
     Service fees.....................................................          96,098
     Transfer agent fees..............................................          50,299
     Accounting service fees..........................................          43,333
     Custodian fees...................................................           5,750
     Transfer agent out-of-pockets....................................           4,385
     Professional fees................................................           6,074
     Reports to shareholders..........................................           3,454
     Trustees fees....................................................           3,498
     Registration and filing fees.....................................           6,410
     Insurance expense................................................           2,479
                                                                      ----------------
         Total Expenses...............................................  $      413,976
     Less expenses waived or absorbed
     by the Fund's manager............................................        (113,493)
                                                                      ----------------
         Total Net Expenses...........................................  $      300,483
                                                                      ----------------
NET INVESTMENT INCOME.................................................  $    1,852,559
                                                                      ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions..........................................  $     (136,336)
     Futures transactions.............................................         (22,575)
     Net change in unrealized appreciation (depreciation) of:
     Investments......................................................       1,971,208
                                                                      ----------------
         Net Realized And Unrealized Gain (Loss) On
         Investments And Futures......................................  $    1,812,297
                                                                      ----------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS.............................................  $    3,664,856
                                                                      ================

The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS July 31, 2001
----------------------------------

STATEMENT OF CHANGES IN NET ASSETS
 For the year ended July 31, 2001 and the year ended July 31, 2000
------------------------------------------------------------------
                                                                            For The                 For The
                                                                           Year Ended              Year Ended
                                                                          July 31, 2001          July 31, 2000
                                                                   -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income.........................................    $    1,852,559         $    1,970,507
     Net realized gain (loss) on investment
     and futures transactions......................................          (158,911)              (199,861)
     Net change in unrealized appreciation (depreciation)
     on investments and futures....................................         1,971,208               (955,804)
                                                                   ------------------------------------------------
         Net Increase (Decrease) in Net Assets Resulting
         From Operations...........................................    $    3,664,856         $      814,842
                                                                   ------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income
     ($.53 and $.54 per share, respectively) ......................    $   (1,852,559)        $   (1,970,507)
     Distributions from net realized gain on investment
     and futures transactions......................................                 0                      0
                                                                   -----------------------------------------------
          Total Dividends and Distributions........................    $   (1,852,559)        $   (1,970,507)
                                                                   -----------------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares..................................    $    2,977,511         $    2,920,561
     Proceeds from reinvested dividends............................         1,294,901              1,381,589
     Cost of shares redeemed.......................................        (5,698,388)            (6,917,770)
                                                                   -----------------------------------------------
          Net Increase (Decrease) in Net Assets Resulting
          From Capital Share Transactions..........................    $   (1,425,976)        $   (2,615,620)
                                                                   -----------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS............................    $      386,321         $   (3,771,285)

NET ASSETS, BEGINNING OF PERIOD....................................        38,171,363             41,942,648
                                                                   ----------------------------------------------
NET ASSETS, END OF PERIOD..........................................    $   38,557,684         $   38,171,363
                                                                   ==============================================

The accompanying notes are an integral part of these financial statements.


NOTES TO FINANCIAL STATEMENTS July 31, 2001
-------------------------------------------
NOTE 1.   ORGANIZATION
          BUSINESS OPERATIONS - The Nebraska Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 17, 1993, other than matters relating to organization and registration. On November 17, 1993, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Nebraska income taxes as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Nebraska municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

NOTE 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
          INVESTMENT SECURITY VALUATION - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

          The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

          FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at July 31, 2001, a net capital loss carryforward totaling $2,096,087, which may be used to offset capital gains realized during subsequent years through July 31, 2009.

          DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

          INVESTMENT INCOME - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

          FUTURES CONTRACTS - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

          A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for Federal income tax purposes.

          Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

          Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

          USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3.   CAPITAL SHARE TRANSACTIONS
          As of July 31, 2001, there were unlimited shares of no par authorized; 3,434,173 and 3,564,086 shares were outstanding at July 31, 2001 and July 31, 2000, respectively.

          Transactions in capital shares were as follows:

                                                                  Shares
                                                                  ------
                                                       For The                For The
                                                      Year Ended             Year Ended
                                                     July 31, 2001          July 31, 2000
                                                 --------------------------------------------
Shares sold......................................       271,177                273,479
Shares issued on reinvestment of Dividends.......       118,100                129,051
Shares redeemed..................................      (519,190)              (647,156)
                                                 --------------------------------------------
Net increase (decrease) .........................      (129,913)              (244,626)
                                                 ============================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Ranson Capital Corporation, the Fund's investment adviser and underwriter; ND Resources, Inc., the Fund's transfer and accounting services agent; and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities; are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

          The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $174,801 of investment advisory fees after partial waiver for the year ended July 31, 2001. The Fund has a payable to Ranson Capital Corporation of $15,414 at July 31, 2001 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

          The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the year ended July 31, 2001, no commissions were earned by ND Capital, Inc.

          The Fund pays an annual service fee to Ranson Capital Corporation (Ranson), its principal underwriter, in connection with the distribution of the Fund's shares. The annual fee paid to Ranson is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund. Ranson has elected to waive all operation service fees for the year ended
          July 31, 2001.

          ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund incurred $50,299 of transfer agency fees for the year ended
          July 31, 2001. The Fund has a payable to ND Resources, Inc. of $4,287 at July 31, 2001 for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has incurred $43,333 of accounting service fees for the year ended July 31, 2001. The Fund has a payable to ND Resources, Inc. of $3,702 at July 31, 2001 for accounting service fees.

Note 5.   INVESTMENT SECURITY TRANSACTIONS
          The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $6,336,175 and $7,272,595, respectively, for the year ended July 31, 2001.

Note 6.   INVESTMENT IN SECURITIES
          At July 31, 2001, the aggregate cost of securities for federal income tax purposes was $36,582,595, and the net unrealized appreciation of investments based on the cost was $1,844,661, which is comprised of $1,891,889 aggregate gross unrealized appreciation and $47,228 aggregate gross unrealized depreciation.



FINANCIAL HIGHLIGHTS
--------------------
Selected per share data and ratios for the period indicated

                                                For The          For The          For The          For The          For The
                                              Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
                                             July 31, 2001    July 31, 2000    July 30, 1999    July 31, 1998    July 31, 1997
                                             ---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $  10.71         $  11.01          $  11.13         $  11.26       $  11.00
                                             ---------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income...................  $    .53         $    .54          $    .54         $    .56       $    .55
     Net realized and unrealized gain (loss) on
     investment and futures transactions.....       .52             (.30)             (.12)            (.13)           .26
                                             ---------------------------------------------------------------------------------
        Total Income (Loss) From Investment
        Operations...........................  $   1.05        $     .24          $    .42         $    .43       $    .81
                                             ---------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
     Dividends from net investment income....  $   (.53)       $    (.54)         $   (.54)        $   (.56)      $   (.55)
     Distributions from net capital gains....       .00              .00               .00              .00            .00
                                             ---------------------------------------------------------------------------------
        Total Distributions..................  $   (.53)       $    (.54)         $   (.54)        $   (.56)      $   (.55)
                                             ---------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...............  $  11.23        $   10.71          $  11.01         $  11.13       $  11.26
                                             =================================================================================
TOTAL RETURN.................................     10.02%(A)         2.28%(A)          3.82%(A)         3.95%(A)       7.57%(A)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period
     (in thousands) .........................  $ 38,558        $ 38,171           $ 41,943         $ 26,318       $ 27,802
     Ratio of net expenses (after expense
     assumption) to average net assets.......      0.78%(B)         0.75%(B)          0.70%(B)         0.63%(B)       0.71%(B)
     Ratio of net investment income to average
     net assets..............................      4.82%            5.02%             4.83%            5.06%          5.03%
     Portfolio turnover rate.................     16.89%           11.42%            12.58%           26.36%         42.84%

(A)  Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, ND Holdings, Inc. or Ranson Capital Corporation assumed/waived expenses of $113,493, $124,718, $119,949, $51,233, and $124,394, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 1.08%, 1.07%, 1.10%, 0.81%, and 1.22%, respectively.

The accompanying notes are an integral part of these financial statements.




TAX INFORMATION FOR THE YEAR ENDED JULY 31, 2001 (UNAUDITED)
-----------------------------------------------------------

We are required to advise you within 60 days of the Fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:

                                                                     DIVIDENDS AND DISTRIBUTIONS PER SHARE
                                                                     -------------------------------------
                                                           From Net           From Net Realized          From Net Realized
To Shareholders of Record        Payment Date         Investment Income        Short-Term Gains           Long-Term Gains
---------------------------------------------------------------------------------------------------------------------------
August 30, 2000                  August 31, 2000          $   .044446          $      -                   $      -
September 28, 2000               September 29, 2000           .042946                 -                          -
October 30, 2000                 October 31, 2000             .046032                 -                          -
November 29, 2000                November 30, 2000            .044305                 -                          -
December 28, 2000                December 29, 2000            .042727                 -                          -
January 30, 2001                 January 31, 2001             .045719                 -                          -
February 27, 2001                February 28, 2001            .044073                 -                          -
March 29, 2001                   March 30, 2001               .044036                 -                          -
April 27, 2001                   April 30, 2001               .044062                 -                          -
May 30, 2001                     May 31, 2001                 .044146                 -                          -
June 28, 2001                    June 29, 2001                .042401                 -                          -
July 30, 2001                    July 31, 2001                .045267                 -                          -

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISORS.


INDEPENDENT AUDITOR'S REPORT
----------------------------
To the Shareholders and Board of Trustees of The Nebraska Municipal Fund


We have audited the accompanying statement of assets and liabilities of The Nebraska Municipal Fund (one of the portfolios constituting the Ranson Managed Portfolios), including the schedule of investments as of July 31, 2001, the related statement of operations for the year ended July 31, 2001, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Nebraska Municipal Fund of the Ranson Managed Portfolios as of July 31, 2001, the results of its operations for the year ended July 31, 2001, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



BRADY, MARTZ
Minot, North Dakota USA
September 1, 2001



THE OKLAHOMA MUNICIPAL FUND
---------------------------


DEAR SHAREHOLDER:

Enclosed is the annual report of the operations of the Oklahoma Municipal Fund, the "Fund," for the year ended July 31, 2001. The Fund's portfolio and related financial statements are presented within for your review.

As we pass mid-year 2001, the Federal Reserve has cut the Fed Funds rate six times to a current rate of 3.75% with the prime rate currently at 6.75%. Economic reports of weakness in the manufacturing sector, particularly in factory orders, relatively weak retail sales, and subdued inflation, have attributed to the latest cut.

While the U.S. Economy is still in the doldrums, there are hints that the worst is past. The labor market may be stabilizing and inventory reductions are evident. With 75% of Gross Domestic Production (GDP) driven by consumers, spending and residential construction has continued to rise, keeping GDP positive. In the near term, consumers will determine the fate of the economy, but the quality of the rebound depends on corporate decisions.

The recent actions of the Federal Reserve have left many investors seeking to find alternative investments to meet their fixed income needs. Despite Mr. Greenspan's aggressive easing, longer-term municipal bond yields remain attractive. While shorter-term maturities have experienced declines in yield levels, longer-term yields remain closer to their annual highs than their annual lows.

Currently, 30-year AAA-rated municipal bonds are trading at 92% of the 30-year Treaury bond yield. Historically, a tax-equivalent yield of over 80% makes municipal bonds attractive investments.

The Oklahoma Municipal Fund shares began the fiscal year at $10.99 and ended the fiscal year at $11.47, for a total return of 9.78%*. In comparison, calendar year-to-date through July 31, 2001, the Dow Jones Industrial Average was down 2.45%, the Standard and Poor's 500 Index was down 8.26% and the Nasdaq Composite was down 17.95%.

An important part of the Fund's strategy includes searching the primary and secondary markets for high quality Oklahoma issues. Recent purchases include Oklahoma State Student Loan Authority, Grand River Dam Authority, and Oklahoma State Turnpike Authority issues.

High quality current income exempt from both Federal and, to the extent indicated in the prospectus, Oklahoma income tax with preservation of capital remain the primary objectives of the Fund.


Sincerely,


Monte L. Avery                            Robert E.Walstad
Chief Portfolio Strategist                President

* Without Sales Charge



TERMS & DEFINITIONS
-------------------

APPRECIATION
    Increase in value of an asset.

AVERAGE ANNUAL TOTAL RETURN
    A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

COUPON RATE OR FACE RATE
    The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

DEPRECIATION
    Decrease in value of an asset.

LEHMAN BROTHERS MUNICIPAL BOND INDEX
    An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

MARKET VALUE
    Actual (or estimated) price at which a bond trades in the market place.

MATURITY
    A measure of the term or life of a bond in years. When a bond "matures," the issuer repays the principal.

NET ASSET VALUE (NAV)
    The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

QUALITY RATINGS
    A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

TOTAL RETURN
    Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends.
    It represents the aggregate percentage or dollar value change over the period.

           PERFORMANCE AND COMPOSITION
           ---------------------------
[pie chart]

            Portfolio Quality Ratings
     (based on Total Long-Term Investments)
AAA                                    47.9%
AA                                     13.6%
A                                      11.0%
BBB                                     9.5%
NR                                     18.0%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment adviser.

           Portfolio Market Sectors
            (as a % of Net Assets)
S-School                               46.1%
HC-Health Care                         17.3%
H-Housing                               8.8%
G-Government                            7.7%
O-Other                                 7.2%
U-Utilities                             6.3%
W/S-Water/Sewer                         3.7%
 I-Industrial                           2.9%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.
These percentages are subject to change


                                           COMPARATIVE INDEX GRAPH
                                           -----------------------

Comparison of change in value of a $10,000 investment in The Oklahoma Municipal Fund and the Lehman Brothers Municipal Bond Index
[line graph]

             The Oklahoma Municipal           The Oklahoma Municipal              Lehman Brothers
             Fund w/o sales charge          Fund w/ max sales charge           Municipal Bond Index
             ----------------------------------------------------------------------------------------
09/25/1996           $10,000                        $ 9,575                           $10,000
1997                 $10,779                        $10,321                           $11,027
1998                 $11,186                        $10,711                           $11,687
1999                 $11,662                        $11,166                           $12,024
2000                 $11,648                        $11,153                           $12,542
2001                 $12,787                        $12,243                           $13,808


                                              AVERAGE ANNUAL TOTAL RETURNS
                                              ----------------------------
                                            For periods ending July 31, 2001
                                            --------------------------------
                                                                                               Since Inception
                                       1 year            5 year           10 year            (September 25, 1996)
-----------------------------------------------------------------------------------------------------------------
Without sales charge                    9.78%              N/A              N/A                      5.20%
With sales charge (4.25%)               5.11%              N/A              N/A                      4.26%
-----------------------------------------------------------------------------------------------------------------

PUTTING PERFORMANCE INTO PERSPECTIVE
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two.
The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Oklahoma municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields, and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.


                      KEY STATISTICS
                      --------------
07-31-2000 NAV (share value)                 $10.99
07-31-2001 NAV                               $11.47
Average Maturity                             19.7 years
Number of Issues                             53
Total Net Assets                             $18,130,695


SCHEDULE OF INVESTMENTS JULY 31, 2001
-------------------------------------

NAME OF ISSUER                                                 RATING
PERCENTAGES REPRESENT THE MARKET VALUE OF                    (UNAUDITED)   COUPON                    PRINCIPAL       MARKET
EACH INVESTMENT CATEGORY TO TOTAL NET ASSETS                  MOODYS/S&P    RATE        MATURITY      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------
OKLAHOMA MUNICIPAL BONDS (97.0%)
Claremore, OK Student Hsg. Rev. (Rogers University) ACA.....    NR/A       5.750%     09/01/34    $   500,000    $   496,310
Eastern OK Board of Regents (State College) Student
Facs. Rev...................................................    NR/NR      6.100      06/01/17        150,000        159,744
Edmond Economic Dev. Auth., OK Student Housing Rev.......... Baa-3/NR      5.375      12/01/19        100,000         94,085
Edmond Economic Dev. Auth., OK Student Housing Rev.......... Baa-3/NR      5.500      12/01/28        865,000        802,426
*Grand River Dam Auth., OK Rev. AMBAC.......................   Aaa/AAA     6.250      06/01/11        210,000        243,665
Grand River Dam Auth., OK Rev. Ref. AMBAC...................   Aaa/AAA     5.500      06/01/13        400,000        437,116
OK Agric. & Mech. Colleges (OK St. Univ.) Athletic
Facs. AMBAC.................................................   Aaa/NR      5.000      08/01/24        300,000        299,994
*OK Board of Regents (Oklahoma City Community
College) Student ...........................................   Aaa/AAA     5.550      07/01/22        750,000        789,570
OK Board of Regents (Univ. of Central Oklahoma) AMBAC.......   Aaa/AAA     5.600      08/01/20        150,000        158,493
OK Board of Regents (Univ. of Central Oklahoma) AMBAC.......   Aaa/AAA     5.700      08/01/25        390,000        421,044
OK Capital Impvt. Auth. (Dept. of Corrections) Rev. AMBAC...   Aaa/AAA     5.000      05/01/18        500,000        507,765
OK Capital Impvt. Auth. (State Office Building) Rev.........     A/NR      5.500      10/01/16        105,000        110,296
OK Colleges Brd. of Regents (NE State Univ. Ctr.) Rev. FSA..   Aaa/AAA     5.100      03/01/16        140,000        144,844
OK Colleges Brd. of Regents (NE State Univ. Ctr.) Rev. FSA..   Aaa/AAA     5.150      03/01/21        100,000        100,981
OK Devl. Finance Auth. (Central OK Univ.) ..................  Aa-3/NR      5.300      12/01/18        100,000        102,622
OK Devl. Finance Auth. (DHS Cty. Office Bldg.) Rev..........     A/NR      5.250      11/01/11        120,000        126,205
OK Devl. Finance Auth. (DHS Cty. Office Bldg.) Rev..........     A/NR      5.300      11/01/12        275,000        289,506
OK Devl. Finance Auth. (DHS Lease Rev.) Series 2000A MBIA...   Aaa/NR      5.600      03/01/15        280,000        302,240
OK Devl. Finance Auth. (Hillcrest Healthcare Syst.)
Rev. Ref....................................................    NR/NR      5.625      08/15/19      1,000,000        700,000
OK Devl. Finance Auth. (Hillcrest Healthcare Syst.)
Rev. Ref....................................................    NR/NR      5.625      08/15/29        295,000        196,175
OK Devl. Finance Auth. (Integris Baptist Medical Center)
AMBAC.......................................................   Aaa/AAA     5.600      06/01/20        250,000        261,253
OK Devl. Finance Auth. (Langston Univ. Athletic Facs.) Rev..    NR/NR      5.250      12/01/23        500,000        492,195
*OK Devl. Finance Auth. (Oklahoma City Univ.) Rev.
Ref. AMBAC..................................................   Aaa/AAA     5.125      06/01/17        555,000        573,026
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev........    NR/NR      6.200      11/01/07        100,000        107,363
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev........    NR/NR      6.500      11/01/13         75,000         80,451
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev........    NR/NR      5.750      03/01/13        400,000        416,808
#OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.......    NR/NR      6.000      03/01/18        600,000        617,472
OK Devl. Finance Auth. (St. Ann's Retirement Village)
Rev. MBIA.......................   .........................   Aaa/NR      5.000      12/01/28        500,000        482,235
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.....  Aa-3/AA      5.750      02/15/25        500,000        531,265
*OK Devl. Finance Auth. (Tulsa Vo Tech Dist. Prj.)
Public Facs. Rev............................................   Aaa/AAA     5.100      08/01/15        750,000        766,583
OK Housing Finance Agency Single Family Homeownership.......   Aaa/NR      5.150      09/01/20        645,000        620,580
OK Housing Finance Agency Single Family Homeownership.......   Aaa/NR      5.850      09/01/20        200,000        206,716
OK Housing Finance Agency Single Family Homeownership GNMA..   Aaa/NR      5.375      03/01/20        770,000        769,915
OK State Capital Impvt. Auth. (State Fac.) Rev. MBIA........   Aaa/AAA     5.500      09/01/19        100,000        105,105
OK State Indl. Finance Auth. G.O............................  Aa-3/NR      5.000      04/01/13        150,000        154,671
*OK State Indl. Finance Auth. G.O...........................  Aa-3/NR      6.050      02/01/15        285,000        303,716
OK State Municipal Power Auth. Rev. MBIA....................   Aaa/AAA     5.750      01/01/24        415,000        459,326
OK State Student Loan Auth..................................   Aaa/AAA     5.625      06/01/31        600,000        612,012
OK State Turnpike Auth. Rev. FGIC...........................   Aaa/AAA     5.000      01/01/23        160,000        162,629
OK State Unlimited Tax G.O..................................  Aa-3/AA      5.200      07/15/16        460,000        479,026
OK State Unlimited Tax G.O..................................  Aa-3/AA      5.200      07/15/18        145,000        150,355
OK State Water (Loan Program) Rev...........................    NR/AA      6.250      10/01/12        125,000        133,808
OK State Water (Loan Program) Rev...........................    NR/AA      5.400      09/01/15        105,000        110,920
*OK State Water (Loan Program) Rev..........................    NR/AA      5.100      09/01/16        415,000        430,222
Oklahoma Cnty., OK Finance Auth. (Epworth Villa) Rev. Ref...    NR/NR      6.500      04/01/15        200,000        195,264
Oklahoma Cnty., OK Finance Auth. (Epworth Villa) Rev. Ref...    NR/NR      7.000      04/01/22        200,000        199,104
Oklahoma Cnty., OK Indl. Auth. (Benevolent Association).....   Baa/NR      5.500      02/01/29        500,000        459,720
Oklahoma Cnty., OK Indl. Auth. (Benevolent Association)
Ref.........................................................   Baa/NR      6.150      01/01/11        100,000        107,357
Oklahoma Student Loan Auth..................................     A/NR      6.350      09/01/25        280,000        298,900
Payne Cty., OK Economic Dev. Auth. (Stillwater Prj.)
Student Hsg................................................. Baa-3/NR      6.375      06/01/30        200,000        204,968
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj.,
Series A ...................................................    NR/A       5.625      12/01/20        140,000        140,287
Rural Enterprises, OK Inc. Okmulgee  Student Housing Proj.
ACA.........................................................    NR/A       5.750      12/01/30        250,000        255,590
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj.,
Series A ...................................................    NR/A       5.700      12/01/25        220,000        220,169
                                                                                                               -------------

TOTAL OKLAHOMA MUNICIPAL BONDS (COST:  $17,639,032) .........................................................  $  17,592,092
                                                                                                               -------------
SHORT-TERM SECURITIES (1.1%)
Federated Tax-Free Fund 73 (COST: $191,582) .................................................................  $     191,582
                                                                                                               -------------
TOTAL INVESTMENTS IN SECURITIES (COST:  $17,830,614) ........................................................  $  17,783,674
OTHER ASSETS LESS LIABILITIES................................................................................        347,021
                                                                                                               -------------
NET ASSETS...................................................................................................  $  18,130,695
                                                                                                               =============

* Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote: Non-rated (NR) investments have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS July 31, 2001
----------------------------------

STATEMENT OF ASSETS AND LIABILITIES July 31, 2001
--------------------------------------------------
ASSETS
     Investment in securities, at value (cost: $17,830,614) ........  $  17,783,674
     Cash...........................................................        114,117
     Accrued interest receivable....................................        300,768
     Accrued dividends receivable...................................            668
     Receivable for fund shares sold................................         10,000
     Deferred organization costs....................................          4,573
     Prepaid expenses...............................................          1,929
                                                                    ---------------
        Total Assets................................................  $  18,215,729
                                                                    ---------------
LIABILITIES
     Payable for fund shares redeemed...............................  $         700
     Dividends payable..............................................         75,976
     Accrued expenses...............................................          8,358
                                                                    ---------------
        Total Liabilities...........................................  $      85,034
                                                                    ---------------
NET ASSETS..........................................................  $  18,130,695
                                                                    ===============

NET ASSETS ARE REPRESENTED BY:
     Paid-in capital................................................  $  18,447,310
     Accumulated undistributed net realized gain
     (loss) on investments..........................................       (269,675)
     Unrealized depreciation on investments ........................        (46,940)
                                                                    ---------------
        Total amount representing net assets applicable to
        1,580,526 outstanding shares of no par common
        stock (unlimited shares authorized) ........................  $  18,130,695
                                                                    ===============
Net asset value per share...........................................  $       11.47
                                                                    ===============

The accompanying notes are an integral part of these financial statements.


STATEMENT OF OPERATIONS For the year ended July 31, 2001
--------------------------------------------------------
INVESTMENT INCOME
     Interest.......................................................  $     905,069
     Dividends......................................................         12,094
                                                                    ---------------
         Total Investment Income....................................  $     917,163
                                                                    ---------------
EXPENSES
     Investment advisory fees.......................................  $      83,406
     Service fees...................................................         41,703
     Transfer agent fees............................................         27,935
     Accounting service fees........................................         32,420
     Custodian fees.................................................          2,504
     Registration and filing fees...................................          1,581
     Transfer agent out-of-pockets..................................          1,001
     Trustees fees..................................................          2,363
     Reports to shareholders........................................          1,813
     Amortization of organizational costs...........................          5,310
     Professional fees..............................................          5,164
     Insurance expense..............................................            753
                                                                    ---------------
         Total Expenses.............................................  $     205,953
                                                                    ---------------
     Less expenses waived or absorbed
     by the Fund's manager..........................................       (133,456)
                                                                    ---------------
         Total Net Expenses.........................................  $      72,497
                                                                    ---------------
NET INVESTMENT INCOME...............................................  $     844,666
                                                                    ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) on:
     Investment transactions........................................  $     (51,881)
     Futures transactions...........................................        (31,903)
     Net change in unrealized appreciation (depreciation) of:
     Investments....................................................        811,229
                                                                    ---------------
         Net Realized And Unrealized Gain (Loss) On
         Investments And Futures....................................  $     727,445
                                                                    ---------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS...........................................  $   1,572,111
                                                                    ===============

The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS July 31, 2001
----------------------------------

STATEMENT OF CHANGES IN NET ASSETS
 For the year ended July 31, 2001 and the year ended July 31, 2000
------------------------------------------------------------------
                                                                          For The                     For The
                                                                        Year Ended                   Year Ended
                                                                       July 31, 2001               July 31, 2000
                                                                   -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income.........................................    $     844,666               $     829,562
     Net realized gain (loss) on investment and
     futures transactions..........................................          (83,784)                   (172,857)
     Net change in unrealized appreciation (depreciation)
     on investments and futures....................................          811,229                    (710,454)
                                                                   -------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
       From Operations.............................................    $   1,572,111               $     (53,749)
                                                                   -------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income ($.57 and $.57 per share,
     respectively) ................................................    $    (844,666)              $    (829,562)
     Distributions from net realized gain on investment and
     futures transactions ($.00 and $.03 per share, respectively)..             0.00                     (48,564)
                                                                   -------------------------------------------------
       Total Dividends and Distributions...........................    $    (844,666)              $    (878,126)
                                                                   -------------------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares..................................    $   2,179,149               $   3,956,845
     Proceeds from reinvested dividends............................          440,159                     482,227
     Cost of shares redeemed.......................................       (1,077,878)                 (3,780,568)
                                                                   -------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
       From Capital Share Transactions.............................    $   1,541,430               $     658,504
                                                                   -------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS............................    $   2,268,875               $    (273,371)

NET ASSETS, BEGINNING OF PERIOD....................................       15,861,820                  16,135,191
                                                                   -------------------------------------------------
NET ASSETS, END OF PERIOD..........................................    $  18,130,695               $  15,861,820
                                                                   =================================================

The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS July 31, 2001
-------------------------------------------
NOTE 1.   ORGANIZATION
          BUSINESS OPERATIONS - The Oklahoma Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to September 25, 1996, other than matters relating to organization and registration. On September 25, 1996, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal income tax and, to a certain extent, Oklahoma income tax, as is consistent with preservation of capital. Up to 30% of the Fund's total assets may be invested in Oklahoma municipal securities which are subject to Oklahoma state income taxes. The Fund will seek to achieve this objective by investing primarily in a portfolio of Oklahoma municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
          INVESTMENT SECURITY VALUATION - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

          The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

          DEFERRED ORGANIZATION COSTS - Costs incurred by the Fund in connection with its organization will be amortized over a 60-month period on the straight-line basis beginning May 10, 1997. Accumulated amortization at July 31, 2001, totaled $21,977, leaving an unamortized balance of $4,573.

          FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at July 31, 2001, a net capital loss carryforward totaling $269,675, which may be used to offset capital gains realized during subsequent years through July 31, 2009.

          DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

          INVESTMENT INCOME - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

          FUTURES CONTRACTS - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

          A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

          Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

          Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

          USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3.   CAPITAL SHARE TRANSACTIONS
          As of July 31, 2001, there were unlimited shares of no par authorized; 1,580,526 and 1,443,951 shares were outstanding at July 31, 2001 and July 31, 2000, respectively.

          Transactions in capital shares were as follows:

                                                           Shares
                                                          --------
	                                                  For The             For The
	                                                Year Ended          Year Ended
                                               July 31, 2001       July 31, 2000
                                               ---------------------------------
Shares sold....................................   193,208              351,661
Shares issued on reinvestment of dividends.....    39,238               43,178
Shares redeemed................................   (95,871)            (340,459)
                                               ---------------------------------
Net increase (decrease) .......................   136,575               54,380
                                               =================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Ranson Capital Corporation, the Fund's investment adviser and underwriter; ND Resources, Inc., the Fund's transfer and accounting services agent; and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities; are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

          The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $45 of investment advisory fees after partial waiver for the year ended July 31, 2001.

          The Fund pays an annual service fee to Ranson Capital Corporation (Ranson), its principal underwriter, for certain expenses incurred by Ranson in connection with the distribution of the Fund's shares. The annual fee paid to Ranson under the Plan is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund. Ranson has elected to waive all operation service fees for the year ended July 31, 2001.

          The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the year ended July 31, 2001, no commissions were earned by ND Capital, Inc.

          ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $19,542 of transfer agent fees and expenses after partial waiver for the year ended July 31, 2001. The Fund has a payable to ND Resources, Inc. of $2,101 at July 31, 2001 for transfer agent fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $32,420 of accounting service fees for the year ended July 31, 2001. The Fund has a payable to ND Resources, Inc. of $2,820 at July 31, 2001 for accounting service fees.

Note 5.   INVESTMENT SECURITY TRANSACTIONS
          The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $3,395,345 and $1,999,641, respectively, for the year ended July 31, 2001.

Note 6.   INVESTMENT IN SECURITIES
          At July 31, 2001, the aggregate cost of securities for federal income tax purposes was $17,830,614, and the net unrealized depreciation of investments based on the cost was $46,940, which is comprised of $488,508 aggregate gross unrealized appreciation and $535,448 aggregate gross unrealized depreciation.





FINANCIAL HIGHLIGHTS
--------------------
Selected per share data and ratios for the period indicated

                                                                                                           For The Period
                                                For The        For The        For The       For The        Since Inception
                                              Year Ended     Year Ended     Year Ended     Year Ended    (September 25, 1996)
                                             July 31, 2001  July 31, 2000  July 30, 1999  July 31, 1998  Through July 31, 1997
                                             ---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........   $ 10.99        $ 11.61        $ 11.68       $ 11.86             $ 11.49
                                             ---------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income...................   $   .57        $   .57        $   .56       $   .60             $   .50
     Net realized and unrealized gain (loss)
     on investment and futures transactions..       .48           (.59)          (.07)         (.16)                .37
                                             ---------------------------------------------------------------------------------
        Total Income (Loss) From Investment
        Operations...........................   $  1.05        $  (.02)       $   .49       $   .44             $   .87
                                             ---------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
     Dividends from net investment income....   $  (.57)       $  (.57)       $  (.56)      $  (.60)            $  (.50)
     Distributions from net capital gains....       .00           (.03)           .00          (.02)                .00
                                             ---------------------------------------------------------------------------------
        Total Distributions..................   $  (.57)       $  (.60)       $  (.56)      $  (.62)            $  (.50)
                                             ---------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...............   $ 11.47        $ 10.99        $ 11.61       $ 11.68             $ 11.86
                                             =================================================================================
TOTAL RETURN.................................      9.78%(A)      (0.12%)(A)      4.25%(A)      3.81%(A)            7.79%(A)(C)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period
    (in thousands) ..........................   $ 18,131       $ 15,862       $ 16,135      $ 11,335            $ 6,591
     Ratio of net expenses (after expense
     assumption) to average net assets             0.43%(B)       0.44%(B)       0.36%(B)      0.20%(B)            0.11%(B)
     Ratio of net investment income to
     average net assets                            5.06%          5.08%          4.74%         5.08%               3.70%
     Portfolio turnover rate                      12.24%         20.89%         32.09%        53.32%              63.70%

(A) Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, ND Holdings, Inc. or Ranson Capital Corporation assumed/waived expenses of $133,456, $127,129, $133,089, $53,180, and $34,609, respectively. If the expenses had not been assumed/ waived, the annualized ratio of total expenses to average net assets would have been 1.23%, 1.22%, 1.23%, 1.14% and 2.01%, respectively.

The accompanying notes are an integral part of these financial statements.



TAX INFORMATION FOR THE YEAR ENDED JULY 31, 2001 (UNAUDITED)
------------------------------------------------------------
We are required to advise you within 60 days of the Fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:

                                                                DIVIDENDS AND DISTRIBUTIONS PER SHARE
                                                                -------------------------------------

                                                          From Net            From Net Realized      From Net Realized
To Shareholders of Record       Payment Date         Investment Income         Short-Term Gains       Long-Term Gains
------------------------------------------------------------------------------------------------------------------------
                                                                               $                      $
August 30, 2000                 August 31, 2000          $   .047031                  -                       -
September 28, 2000              September 29, 2000           .046316                  -                       -
October 30, 2000                October 31, 2000             .049033                  -                       -
November 29, 2000               November 30, 2000            .047512                  -                       -
December 28, 2000               December 29, 2000            .045956                  -                       -
January 30, 2001                January 31, 2001             .049235                  -                       -
February 27, 2001               February 28, 2001            .047729                  -                       -
March 29, 2001                  March 30, 2001               .047393                  -                       -
April 27, 2001                  April 30, 2001               .047613                  -                       -
May 30, 2001                    May 31, 2001                 .047449                  -                       -
June 28, 2001                   June 29, 2001                .046119                  -                       -
July 30, 2001                   July 31, 2001                .048583                  -                       -

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISORS.


INDEPENDENT AUDITOR'S REPORT
----------------------------

To the Shareholders and Board of Trustees of The Oklahoma Municipal Fund


We have audited the accompanying statement of assets and liabilities of The Oklahoma Municipal Fund, (one of the portfolios constituting the Ranson Managed Portfolios), including the schedule of investments, as of July 31, 2001, the related statement of operations for the year ended July 31, 2001, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended July 31, 2001, July 31, 2000, July 30, 1999, July 31, 1998, and for the period from inception (September 25,
1996) through July 31, 1997. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Oklahoma Municipal Fund of the Ranson Managed Portfolios, as of July 31, 2001, the results of its operations for the year ended July 31, 2001, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the years ended July 31, 2001, July 31, 2000, July 30, 1999, July 31, 1998, and for the period from inception (September 25, 1996) through July 31, 1997, in conformity with accounting principles generally accepted in the United States of America.



BRADY, MARTZ & ASSOCIATES, P.C.
Minot, North Dakota USA
September 5, 2001